United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/09

Date of Reporting Period: Quarter ended 9/30/09

Item 1.	Schedule of Investments

Federated High Income Bond Fund II

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.3%
		Aerospace / Defense – 2.4%
$875,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	848,750
700,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	595,000
650,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	503,750
400,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	246,000
2,050,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,075,625
525,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	417,375
501,723	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	383,818
700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	698,250
		TOTAL	5,768,568
		Automotive – 3.2%
50,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	54,000
800,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	124,000
1,675,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.889%, 1/13/2012	1,509,594
1,450,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,409,138
275,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	264,254
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	384,909
725,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	735,686
1,375,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,277,903
2,400,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	372,000
650,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	612,625
1,300,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,049,750
		TOTAL	7,793,859
		Building Materials – 0.7%
50,000	[1,2]	Interface, Inc., 11.375%, 11/1/2013	54,500
600,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	573,000
250,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	256,250
500,000	[3,4]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	347,500
775,000	[3,4]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	38,750
475,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	420,375
50,000	[1,2]	USG Corp., Company Guarantee, Series 144A, 9.75%, 8/1/2014	52,500
		TOTAL	1,742,875
		Chemicals – 3.5%
200,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	214,500
1,225,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,292,375
325,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	330,281
1,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,102,875
300,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	256,500
725,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	730,438
475,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	506,981
664,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	688,900
300,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	316,500
1,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,239,000
825,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	864,187

$650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	555,495
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	195,445
		TOTAL	8,293,477
		Construction Machinery – 0.6%
1,075,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	1,042,750
250,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	270,000
		TOTAL	1,312,750
		Consumer Products – 5.7%
1,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	1,133,875
669,380		AAC Group Holding Corp., Sr. Deb., 16.75%, 10/1/2012	418,363
175,000	[1,2]	Acco Brands Corp., Sr. Secd. Note, Series 144A, 10.625%, 3/15/2015	183,750
675,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	675,000
850,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	863,812
1,475,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,441,812
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	566,500
1,500,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,560,000
1,575,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,584,844
1,100,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	1,076,075
400,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	443,000
1,175,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,092,750
600,000		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	573,000
875,000	[1,3,4]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	6,563
2,050,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	2,096,125
		TOTAL	13,715,469
		Energy – 5.0%
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	829,500
925,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	827,875
1,375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,373,281
475,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	502,313
200,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	200,000
225,000	[1,2]	Cie Generale de Geophysique, Sr. Note, Series 144A, 9.50%, 5/15/2016	239,063
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	448,875
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	594,750
1,125,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,057,500
1,200,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	1,140,000
525,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	568,312
275,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	258,844
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	549,000
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	431,799
250,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	239,375
250,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	246,250
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	897,750
325,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	326,625
825,000	[1,2]	Sandridge Energy, Inc., 9.875%, 5/15/2016	864,187
325,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	314,438
		TOTAL	11,909,737

		Entertainment – 0.9%
$800,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	831,000
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	0
175,000	[1,2]	Regal Cinemas, Inc., Company Guarantee, Series 144A, 8.625%, 7/15/2019	182,000
850,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	858,500
350,000		Universal City Florida Holding Co., Floating Rate Note, 5.233%, 5/1/2010	343,875
		TOTAL	2,215,375
		Environmental – 0.3%
600,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	734,625
		Financial Institutions – 3.1%
3,382,000	[1,2]	General Motors Acceptance Corp., 6.875%, 9/15/2011	3,229,810
569,000	[1,2]	General Motors Acceptance Corp., 7.00%, 2/1/2012	534,860
844,000	[1,2]	General Motors Acceptance Corp., 8.00%, 11/1/2031	687,860
1,125,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	759,375
675,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	705,375
1,775,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,544,250
		TOTAL	7,461,530
		Food & Beverage – 6.2%
325,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	316,875
1,575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,596,656
775,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.983%, 2/1/2015	676,187
1,225,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,246,437
43,700		B&G Foods, Inc., Company Guarantee, Sr. Note, 12.00%, 10/30/2016	332,994
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	288,063
450,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	450,000
325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	325,000
1,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,292,625
1,250,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,275,000
575,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	593,688
1,100,000	[3,4]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	1,212,750
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	918,000
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	821,000
1,775,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	1,371,187
1,025,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	917,375
325,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	268,938
350,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	369,250
600,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	682,500
		TOTAL	14,954,525
		Gaming – 6.1%
775,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, Series 144A, 11.00%, 6/15/2014	693,625
900,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	938,250
1,125,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	36,563
850,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	845,750
850,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	811,750
525,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	542,063
300,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, Series 144A, 11.25%, 6/1/2017	304,500
1,050,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	42,656
1,175,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	699,125

$250,295	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	106,375
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,030,781
100,000	[1,2]	MGM Mirage, 10.375%, 5/15/2014	107,250
1,275,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,007,250
1,475,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	1,150,500
200,000	[1,2]	MGM Mirage, Sr. Secd. Note, 11.125%, 11/15/2017	219,500
200,000	[1,2]	MGM Mirage, Sr. Secd. Note, 13.00%, 11/15/2013	230,000
275,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	255,750
425,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	425,000
325,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	326,625
650,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	656,500
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	818,125
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	582,000
1,050,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	761,250
525,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	475,125
1,325,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	1,285,250
325,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	339,625
		TOTAL	14,691,188
		Health Care – 10.1%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	690,625
1,100,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	1,056,000
475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	499,937
675,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	659,812
225,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	234,000
2,250,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	2,463,750
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	828,375
600,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	657,000
200,000	[1,2]	HCA, Inc., 8.50%, 4/15/2019	210,000
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	564,719
3,840,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	4,003,200
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	906,719
175,000	[1,2]	HCA, Inc., Sr. Secd. Note, Series 144A, 7.875%, 2/15/2020	176,094
325,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	315,250
775,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	772,094
1,375,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,316,562
925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	892,625
225,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	212,625
1,050,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,002,750
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.635%, 6/1/2015	213,125
775,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	763,375
1,700,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 11.75%, 7/15/2015	1,559,750
475,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	496,375
825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	845,625
300,000		Ventas Realty LP, 6.50%, 6/1/2016	292,500
1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,058,875
175,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	174,563

$1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,373,290
		TOTAL	24,239,615
		Industrial—Other – 5.3%
950,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	907,250
550,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	506,000
1,375,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	553,438
475,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	484,500
500,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	522,500
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	502,031
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	591,000
1,475,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,644,625
300,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.972%, 4/1/2015	264,750
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	861,875
700,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	708,750
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	960,375
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,115,500
350,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	306,688
575,000	[1,2]	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	570,688
725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	734,062
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	870,625
625,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	639,062
		TOTAL	12,743,719
		Lodging – 1.0%
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,290,250
925,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	885,687
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	255,750
		TOTAL	2,431,687
		Media—Cable – 1.8%
225,000	[3,4]	Charter Communications Holdings II, 8.75%, 11/15/2013	229,500
1,300,000	[3,4]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,469,000
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,110,375
175,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	190,313
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	432,000
725,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	766,687
		TOTAL	4,197,875
		Media—Non-Cable – 8.2%
1,320,743	[3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	534,901
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	295,375
1,347,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	245,828
700,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	122,500
1,250,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,218,750
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	624,000
1,575,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	78,750
2,825,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	3,036,875
2,275,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,280,687
500,000	[1,2]	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	542,500
975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	897,000

$500,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	494,375
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	276,000
1,300,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	942,500
1,442,812	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	504,984
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 0.5/7.00%, 1/15/2014	176,750
974,068	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	491,904
375,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	297,187
400,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	422,000
825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	874,500
450,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	453,375
700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	696,500
950,000	[3,4]	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	59,375
1,100,000	[3,4]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	68,750
1,000,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	62,500
466,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	492,795
1,800,000	[3,4]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	36,000
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,446,250
947,250	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	734,119
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	135,000
1,275,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	352,219
700,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	689,500
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	105,000
		TOTAL	19,688,749
		Metals & Mining – 0.9%
750,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	825
625,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	688
550,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	585,878
300,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	350,250
850,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	964,750
250,000		Teck Resources Ltd., Sr. Secd. Note, 9.75%, 5/15/2014	276,250
		TOTAL	2,178,641
		Packaging – 1.7%
1,175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,125,062
1,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,150,312
275,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	279,125
125,000	[1,2]	Greif, Inc., Sr. Note, 7.75%, 8/1/2019	129,375
500,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	510,000
425,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	436,688
141,585	[1,3,4,5]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	6,570
200,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	211,238
125,000	[1,2]	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	133,125
		TOTAL	3,981,495
		Paper – 2.2%
175,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	190,094
900,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	938,250
125,000	[1,2]	Graphic Packaging International Corp., 9.50%, 6/15/2017	133,438
1,775,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,837,125

$300,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	199,500
275,000	[1,2]	NewPage Corp., Sr. Secd. Note, Series 144A, 11.375%, 12/31/2014	271,562
1,375,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	649,687
175,000		Rock-Tenn Co., 9.25%, 3/15/2016	188,125
625,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	671,875
125,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	135,248
175,000	[1,2]	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	180,250
		TOTAL	5,395,154
		Restaurants – 1.0%
675,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	680,063
1,025,000		NPC International, Inc., 9.50%, 5/1/2014	1,030,125
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.799%, 3/15/2014	567,000
		TOTAL	2,277,188
		Retailers – 4.7%
1,225,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,384,250
1,425,000		General Nutrition Center, Company Guarantee, 5.178%, 3/15/2014	1,268,250
725,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	759,700
125,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	97,362
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	119,084
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	198,541
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	158,849
1,475,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	862,875
600,000	[1,2]	Nebraska Book Co., Inc., Sr. Secd. Note, Series 144A, 10.00%, 12/1/2011	598,500
1,150,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	1,014,875
250,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	223,750
1,050,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,099,875
275,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	259,875
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,452,937
975,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	1,053,000
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	626,063
		TOTAL	11,177,786
		Services – 2.3%
1,150,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	1,036,437
1,650,000		KAR Holdings, Inc., 10.00%, 5/1/2015	1,666,500
1,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,546,125
1,475,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,452,875
		TOTAL	5,701,937
		Supermarkets – 0.3%
650,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	676,000
		Technology – 5.7%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,237,500
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,218,750
1,000,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	928,750
587,031		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	407,987
1,175,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	904,750
400,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	278,500
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,140,000

$1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,267,500
150,000	[1,2]	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	164,625
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	899,437
569,000		SmartModularTechnologies,Inc.,Sr.Secd.Note,6.097%,4/1/2012	509,255
825,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	798,188
425,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	452,625
773,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	784,595
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,460,625
875,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	958,125
450,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	391,500
		TOTAL	13,802,712
		Textile – 0.2%
500,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	511,250
		Tobacco – 0.3%
700,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	726,250
		Transportation – 1.7%
1,100,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	984,500
75,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	72,845
750,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	761,250
900,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	940,500
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	410,000
1,000,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	932,500
		TOTAL	4,101,595
		Utility—Electric – 3.2%
1,350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	1,157,625
1,275,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,122,000
302,603	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	276,608
300,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	295,500
950,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	921,500
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	970,000
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,084,094
1,825,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	1,323,125
700,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	507,500
		TOTAL	7,657,952
		Utility—Natural Gas – 3.0%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,206,250
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,288,000
1,550,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,488,000
450,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, Series 144A, 6.875%, 11/1/2014	423,000
825,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	825,000
375,000	[1,2]	Regency Energy Partners LP, 9.375%, 6/1/2016	391,875
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	938,875
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	720,000
		TOTAL	7,281,000
		Wireless Communications – 5.1%
550,000		Centennial Communication Corp., Floating Rate Note — Sr. Note, 6.347%, 1/1/2013	539,000
225,000		Centennial Communications Corp., Company Guarantee, 10.125%, 6/15/2013	232,875

$550,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	575,438
150,000	[1,2]	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	156,000
600,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	672,000
375,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	350,625
976,498	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	917,908
800,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	816,000
1,900,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,952,250
2,250,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	2,030,625
2,075,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,867,500
225,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	225,000
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,166,750
650,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	736,125
		TOTAL	12,238,096
		Wireline Communications – 0.9%
1,000,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,057,500
200,000	[1,2]	SBA Communications, Corp., 8.00%, 8/15/2016	205,500
200,000	[1,2]	SBA Communications, Corp., 8.25%, 8/15/2019	207,000
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	744,142
		TOTAL	2,214,142
		TOTAL CORPORATE BONDS (IDENTIFIED COST $255,945,219)	233,816,821
		Common Stocks – 0.0%
		Consumer Products – 0.0%
580	[1,3,5]	Sleepmaster LLC	6
		Media—Cable – 0.0%
7,305		Virgin Media, Inc.	101,686
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	505
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.0%
3	[1,3,5]	Pliant Corp.	0
15,500	[1,3,5]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,087,729)	102,197
		Preferred Stock – 0.2%
		Finance—Commercial – 0.2%
868	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, Annual Dividend $61.36 (IDENTIFIED COST $273,345)	504,823
		Warrant – 0.0%
		Media—Non-Cable – 0.0%
850	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $146,665)	506

	Repurchase Agreement – 0.4%
$952,000	Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	$952,000
	TOTAL INVESTMENTS — 97.9% (IDENTIFIED COST $258,404,958)[6]	235,376,347
	OTHER ASSETS AND LIABILITIES - NET — 2.1%[7]	5,008,681
	TOTAL NET ASSETS — 100%	$240,385,028
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $57,514,689, which represented 23.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $55,813,795, which represented 23.2% of total net assets.
  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claim Litigation LLC	3/26/1997 — 6/18/1997	$590,616	$ —
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 — 5/1/2008	$1,196,729	$1,292,375
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$737,477	$ —
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 — 4/24/2007	$1,032,156	$42,656
Pliant Corp.	7/18/2006	$ —	$ —
Royal Oak Mines, Inc.	7/31/1998 — 2/24/1999	$2,557	$505
Russell Stanley Holdings, Inc.	2/5/1999 — 12/28/2001	$1,250	$ —
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 — 5/15/2005	$729,840	$6,570
Sleepmaster LLC	12/23/2004	$ —	$6
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 — 2/28/2006	$885,938	$6,563
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004 — 1/3/2006	$1,273,750	$352,219
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At September 30, 2009, the cost of investments for federal tax purposes was $258,104,458. The net unrealized depreciation of investments for federal tax purposes was $22,728,111. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,821,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,549,141.
7	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Investment Valuation
  In calculating its net asset value (NAV), the Fund generally values investments as follows:
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
  Fair Valuation and Significant Events Procedures
  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$233,810,251	$6,570	$233,816,821
Equity Securities:
Domestic	101,686	504,823	6	606,515
International	—	—	505	505
Warrant	—	506	—	506
Repurchase Agreement	—	952,000	—	952,000
TOTAL SECURITIES	$101,686	$235,267,580	$7,081	$235,376,347
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investments in Equity-Domestic Securities	Investments in Equity-International Securities
Balance as of January 1, 2009	$3,169,037	$419,810	$451
Change in unrealized appreciation (depreciation)	1,449,876	—	54
Net purchases (sales)	(37,055)	—	—
Realized gain (loss)	(1,455,446)	—	—
Transfers in and/or out of Level 3	(3,119,842)	(419,804)	—
Balance as of September 30, 2009	$6,570	$6	$505
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2009.	$(5,570)	$ —	$54
    The following acronym is used throughout this portfolio:
    PIK — Payment in Kind
    See Notes which are an integral part of the Financial Statements

  Federated Prime Money Fund II

  Portfolio of Investments

  September 30, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed securities – 2.4%
		Finance—Automotive – 2.4%
$38,467		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	38,467
495,564		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.317%, 5/17/2010	495,564
1,000,000		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	1,000,000
658,509	[1]	NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	658,509
		TOTAL ASSET-BACKED SECURITIES	2,192,540
		Certificates Of Deposit – 30.6%
		Finance—Banking – 30.6%
1,000,000		BNP Paribas SA, 0.290%, 12/1/2009	1,000,000
4,000,000		Banco Bilbao Vizcaya Argentaria SA, 1.070%, 11/2/2009	4,000,035
4,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280%, 11/27/2009	4,000,000
4,000,000		Barclays Bank PLC, 0.800%, 1/19/2010	4,000,000
1,500,000		Bayerische Landesbank, 0.490%, 11/13/2009	1,500,018
3,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	3,000,000
4,700,000		Calyon, Paris, 0.360%-0.450%, 10/13/2009-2/22/2010	4,700,000
2,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/24/2010	2,000,000
3,000,000		Societe Generale, Paris, 0.650%, 12/10/2009	3,000,000
1,000,000		State Street Bank and Trust Co., 0.350%, 10/7/2009	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	28,200,053
		COLLATERALIZED LOAN AGREEMENTS – 2.7%
		Finance—Banking – 2.7%
500,000		BNP Paribas Securities Corp., 0.550%, 10/1/2009	500,000
1,000,000		Banc of America Securities LLC, 0.570%, 10/1/2009	1,000,000
1,000,000		Greenwich Capital Markets, Inc., 0.62%, 10/1/2009	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,500,000
		Commercial Paper – 31.4%;3
		Consumer Products – 1.0%
900,000		Clorox Corp., 0.250%, 10/8/2009	899,956
		Diversified – 0.6%
562,000	[1,2]	ITT Corp., 0.600%, 10/21/2009	561,812
		Finance—Banking – 12.6%
1,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.015%, 11/12/2009	998,816
1,000,000	[1,2]	Clipper Receivables Company LLC, 0.280%, 11/18/2009	999,627
1,800,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.450%, 10/9/2009	1,799,820
4,000,000		Landesbank Baden-Wurttemberg, 0.400%-0.450%, 10/14/2009-11/3/2009	3,998,886
1,800,000	[1,2]	Landesbank Hessen-Thueringen, 0.400%, 12/1/2009	1,798,780
2,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.050%, 10/21/2009	1,998,833
		TOTAL	11,594,762
		Finance—Commercial – 8.7%
3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.380%, 10/6/2009	2,999,842
2,000,000		General Electric Capital Services, 0.630%, 11/16/2009	1,998,390
3,000,000	[1,2]	Versailles Commercial Paper LLC, 0.350%, 10/13/2009	2,999,650
		TOTAL	7,997,882

		Finance—Retail – 7.6%
$1,000,000	[1,2]	Alpine Securitization Corp., 0.280%, 11/9/2009	999,697
2,000,000	[1,2]	Enterprise Funding Co. LLC, 0.330%, 10/19/2009	1,999,670
4,000,000	[1,2]	Yorktown Capital LLC, 0.330%, 10/14/2009	3,999,523
		TOTAL	6,998,890
		Retail – 0.9%
900,000		Safeway Inc., 0.350%, 10/16/2009	899,869
		TOTAL COMMERCIAL PAPER	28,953,171
		Corporate Bond – 0.8%
		Finance—Commercial – 0.8%
680,000		General Electric Capital Corp., 7.375%, 1/19/2010	690,517
		GOVERNMENT AGENCY – 5.4%
		Government Agency – 5.4%
5,000,000		Federal Home Loan Bank System, 0.790%, 3/11/2010	4,999,713
		NOTES—VARIABLE – 17.0%;4
		Finance—Banking – 15.4%
1,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 10/2/2009	1,000,000
1,000,000		Bank of Montreal, 0.712%, 10/9/2009	1,000,000
250,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Bank LOC), 1.450%, 10/7/2009	250,000
3,500,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wachovia Bank N.A. LOC), 0.350%, 10/1/2009	3,500,000
1,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.240%, 10/1/2009	1,000,000
2,000,000		JPMorgan Chase & Co., 0.785%, 10/2/2009	1,999,984
510,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003-B), (Fulton Bank LOC), 3.250%, 10/1/2009	510,000
1,565,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 1.800%, 10/2/2009	1,565,000
1,000,000		National Australia Bank Ltd., Melbourne, 0.484%, 10/6/2009	1,000,000
1,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 1.250%, 10/7/2009	1,000,000
530,000		P.C.I. Paper Conversions, Inc., (Series 2000), (Key Bank, N.A. LOC), 2.050%, 10/1/2009	530,000
810,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.500%, 10/7/2009	810,000
		TOTAL	14,164,984
		Finance—Commercial – 1.6%
1,500,000		General Electric Capital Corp., 0.291%-0.524%, 10/9/2009-11/10/2009	1,493,428
		TOTAL NOTES — VARIABLE	15,658,412
		Repurchase Agreement – 10.3%
9,536,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009, under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110.	9,536,000
		TOTAL INVESTMENTS — 100.6% (AT AMORTIZED COST)[5]	92,730,406
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[6]	(559,130)
		TOTAL NET ASSETS — 100%	$92,171,276
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $20,815,746, which represented 22.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $20,157,237, which represented 21.9% of total net assets.
  1

    Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	3/9/2009	$658,509	$658,509
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    Investment Valuation
    Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed	$ —	$2,192,540	$ —	$2,192,540
Certificates of Deposit	—	28,200,053	—	28,200,053
Collateralized Loan Agreements	—	2,500,000	—	2,500,000
Commercial Paper	—	28,953,171	—	28,953,171
Corporate Bond	—	690,517	—	690,517
Government Agency	—	4,999,713	—	4,999,713
Notes — Variable	—	15,658,412	—	15,658,412
Repurchase Agreement	—	9,536,000	—	9,536,000
TOTAL SECURITIES	$ —	$92,730,406	$ —	$92,730,406
    The following acronyms are used throughout this portfolio:
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
SA	— Support Agreement
  2

  Federated Capital Income Fund II

  Portfolio of Investments

  September 30, 2009 (unaudited)

Principal Amount or Shares		Value
	Common Stocks – 30.2%
	Consumer Discretionary – 2.2%
2,165	Brinker International, Inc.	34,055
4,220	Comcast Corp., Class A	71,276
2,465	Family Dollar Stores, Inc.	65,076
745	Genuine Parts Co.	28,355
4,890	Home Depot, Inc.	130,269
3,615	Leggett and Platt, Inc.	70,131
1,785	M.D.C. Holdings, Inc.	62,011
2,215	Mattel, Inc.	40,889
855	McDonald's Corp.	48,795
1,025	Penney (J.C.) Co., Inc.	34,594
6,906	Time Warner, Inc.	198,754
	TOTAL	784,205
	Consumer Staples – 3.0%
5,725	Archer-Daniels-Midland Co.	167,285
2,295	Kimberly-Clark Corp.	135,359
2,530	Kraft Foods, Inc., Class A	66,463
940	PepsiCo, Inc.	55,140
4,250	Procter & Gamble Co.	246,160
1,600	Reynolds American, Inc.	71,232
6,635	Wal-Mart Stores, Inc.	325,712
	TOTAL	1,067,351
	Energy – 6.0%
1,255	BP PLC, ADR	66,804
3,645	Chevron Corp.	256,717
6,280	ConocoPhillips	283,605
1,105	Diamond Offshore Drilling, Inc.	105,550
3,255	ENI S.p.A, ADR	162,262
3,595	El Paso Corp.	37,100
1,880	EnCana Corp.	108,307
7,715	Exxon Mobil Corp.	529,326
560	Murphy Oil Corp.	32,239
460	Occidental Petroleum Corp.	36,064
1,520	Royal Dutch Shell PLC	86,929
1,220	Santos Ltd., ADR	64,794
730	Sasol Ltd., ADR	27,828
1,375	Technip SA	88,000
1,475	Tenaris SA, ADR	52,539
3,835	Total SA, ADR	227,262
	TOTAL	2,165,326
	Financials – 4.1%
4,540	Ace, Ltd.	242,708
770	Aflac, Inc.	32,910
1,325	American Financial Group, Inc. Ohio	33,788

1,275	Aspen Insurance Holdings Ltd.	33,749
2,385	Assurant, Inc.	76,463
1,140	Axis Capital Holdings Ltd.	34,405
6,055	Chubb Corp.	305,233
390	Everest Re Group Ltd.	34,203
1,180	Highwoods Properties, Inc.	37,111
1,060	NYSE Euronext	30,623
810	PartnerRe Ltd.	62,321
935	Prosperity Bancshares, Inc.	32,529
820	Public Storage	61,697
1,105	Taubman Centers, Inc.	39,868
7,405	The Travelers Cos, Inc.	364,548
535	Toronto-Dominion Bank	34,481
1,345	Validus Holdings Ltd.	34,701
	TOTAL	1,491,338
	Health Care – 3.9%
1,825	Abbott Laboratories	90,283
555	Baxter International, Inc.	31,640
1,240	Bayer AG, ADR	86,304
405	Becton, Dickinson & Co.	28,249
5,880	Bristol-Myers Squibb Co.	132,418
6,560	Johnson & Johnson	399,438
880	Medtronic, Inc.	32,384
7,295	Merck & Co., Inc.	230,741
3,500	PDL BioPharma, Inc.	27,580
20,490	Pfizer, Inc.	339,109
	TOTAL	1,398,146
	Industrials – 3.1%
645	Boeing Co.	34,927
940	CSX Corp.	39,348
820	Cooper Industries PLC	30,807
1,705	Dover Corp.	66,086
1,595	General Dynamics Corp.	103,037
15,775	General Electric Co.	259,025
885	Honeywell International, Inc.	32,878
2,635	ITT Corp.	137,415
125	Mitsui & Co., ADR	32,555
725	Norfolk Southern Corp.	31,255
1,510	Raytheon Co.	72,435
4,200	Tyco International Ltd.	144,816
535	Union Pacific Corp.	31,217
1,650	United Technologies Corp.	100,534
	TOTAL	1,116,335
	Information Technology – 3.0%
2,105	Harris Corp.	79,148
5,140	Intel Corp.	100,590
2,345	International Business Machines Corp.	280,485
  1

2,470		Intersil Holding Corp.	37,816
3,115		Linear Technology Corp.	86,067
2,430		Microchip Technology, Inc.	64,395
10,905		Microsoft Corp.	282,331
4,455		National Semiconductor Corp.	63,573
4,190		Texas Instruments, Inc.	99,261
		TOTAL	1,093,666
		Materials – 1.0%
1,300		Air Products & Chemicals, Inc.	100,854
2,165		Bemis Co., Inc.	56,095
1,015		Du Pont (E.I.) de Nemours & Co.	32,622
1,135		PPG Industries, Inc.	66,068
165		Rio Tinto PLC, ADR	28,098
1,175		Sensient Technologies Corp.	32,630
2,075		Steel Dynamics, Inc.	31,831
		TOTAL	348,198
		Telecommunication Services – 2.5%
13,522		AT&T, Inc.	365,229
4,870		BCE, Inc.	120,143
1,250		CenturyTel, Inc.	42,000
1,220		France Telecommunications, ADR	32,842
9,425		Qwest Communications International, Inc.	35,909
1,085		TELUS Corp.	33,733
915		Telefonica SA	75,863
1,100		Verizon Communications	33,297
6,665		Vodafone Group PLC, ADR	149,963
		TOTAL	888,979
		Utilities – 1.4%
5,005		CMS Energy Corp.	67,067
2,575		Exelon Corp.	127,771
2,025		NSTAR	64,436
2,190		PPL Corp.	66,445
4,065		Public Service Enterprises Group, Inc.	127,804
1,335		Sempra Energy	66,496
		TOTAL	520,019
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,779,971)	10,873,563
		Preferred Stocks – 4.4%
		Financials – 4.4%
500		Bank of America, Series L, PFD	424,995
12,500		Credit Suisse 5% Equity Linked Notes (BAC)	212,125
9,925		Credit Suisse 5.00% Equity Linked Notes (GE)	132,796
5,500	[1,2]	Goldman Sachs Trigger Mandatory Exchangeable Notes (JPM UN)	230,340
500		Wells Fargo Co, Series L, PFD	446,500
4,855		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011	134,241
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,356,065)	1,580,997
  2

		Adjustable Rate Mortgages – 1.0%
$153,466		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	$161,598
184,070		Federal National Mortgage Association, 5.760%, 9/1/2037	195,344
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $334,255)	356,942
		FDIC GUARANTEED DEBT – 4.5%
		Banking – 0.7%
150,000	[1,2]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	150,750
100,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.500%, 6/10/2019	105,552
		TOTAL	256,302
		Basic Industry—Paper – 0.1%
40,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	41,000
		Oil & Gas – 3.7%
600,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	657,000
150,000	[1,2]	PEMEX, Note, Series 144A, 8.00%, 5/03/2019	172,389
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	289,688
200,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	199,157
		TOTAL	1,318,234
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $1,561,390)	1,615,536
		Governments/Agencies – 18.6%
		Sovereign – 18.6%
814,564		Argentina, Government of, Note, Series $dis, 8.280%, 12/31/2033	549,831
600,000		Brazil NTN-B, Series NTNB, 6.00%, 8/15/2010	636,579
120,000		Brazil, Government of, Bond, 8.250%, 1/20/2034	158,580
223,833		Brazil, Government of, Note, 8.000%, 1/15/2018	260,206
300,000		Colombia, Government of, Note, 7.375%, 1/27/2017	347,100
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	425,250
200,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	282,500
400,000		Mexico, Government of, 5.875%, 2/17/2014	426,760
3,100,000		Mexico Fixed Rate Bond, Bond, Series MI10, 9.00%, 12/20/2012	244,817
50,000		Panama, Government of, 6.700%, 1/26/2036	55,375
386,000		Peru, Government of, 6.550%, 3/14/2037	420,740
739,200	[1,2]	Russia, Government of, Unsub., Series REGS, 7.50%, 3/31/2030	804,804
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 5/27/2019	112,250
300,000		Turkey, Government of, 14.000%, 9/26/2012	223,686
350,000		Turkey, Government of, 7.00%, 9/26/2016	377,562
150,000		Turkey, Government of, Note, 7.375%, 2/5/2025	163,695
100,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	113,500
150,000		Venezuela, Government of, 10.75%, 9/19/2013	150,045
450,000		Venezuela, Government of, 9.375%, 1/13/2034	348,750
880,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	592,680
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,990,756)	6,694,710
  3

		Mortgage-Backed Securities – 6.4%
		Federal Home Loan Mortgage Corporation – 6.4%
$804,666		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	844,313
192,656		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	205,829
865,464		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	917,541
188,548		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	198,408
126,236		Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022	134,485
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,160,745)	2,300,576
		Mutual Fund – 27.3%
1,569,719	[3]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $9,375,700)	9,842,139
		Repurchase Agreement – 7.5%
$2,725,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	2,725,000
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $33,283,882)[4]	35,989,463
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	52,766
		TOTAL NET ASSETS — 100%	$36,042,229
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $3,027,742, which represented 8.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $3,027,742, which represented 8.4% of total net assets.
3	Affiliated company.
4	At September 30, 2009, the cost of investments for federal tax purposes was $33,312,285. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $2,677,178. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,131,696 and net unrealized depreciation from investments for those securities having an excess of cost over value of $454,518.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  4

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$9,682,374	$575,261	$ —	$10,257,635
International	2,196,925	—	—	2,196,925
Debt Securities:
Adjustable Rate Mortgages	—	356,942	—	356,942
FDIC Guaranteed Debt	—	1,615,536	—	1,615,536
Governments/Agencies	—	6,694,710	—	6,694,710
Mortgage-Backed Securities	—	2,300,576	—	2,300,576
Mutual Fund	9,842,139	—	—	9,842,139
Repurchase Agreement	—	2,725,000	—	2,725,000
TOTAL SECURITIES	$21,721,438	$14,268,025	$ —	$35,989,463
    The following acronym is used throughout this portfolio:
    ADR — American Depositary Receipt
    See Notes which are an integral part of the Financial Statements.
  5

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  6

  Federated Clover Value Fund II

  Portfolio of Investments

  September 30, 2009 (unaudited)

Shares or Principal Amount			Value
		Common Stocks – 100.1%
		Consumer Discretionary – 9.9%
66,500	[1]	Goodyear Tire & Rubber Co.	1,132,495
24,400		Home Depot, Inc.	650,016
37,309	[1]	Liberty Media Corp.	1,160,683
155,700	[1]	Liberty Media Holding Corp.	1,708,029
48,050		Time Warner, Inc.	1,382,879
30,050		Walt Disney Co.	825,173
		TOTAL	6,859,275
		Consumer Staples – 7.6%
24,950		CVS Caremark Corp.	891,713
22,235		H.J. Heinz Co.	883,841
24,830		Kraft Foods, Inc., Class A	652,284
12,500		Lorillard, Inc.	928,750
15,700		Procter & Gamble Co.	909,344
25,600		Walgreen Co.	959,232
		TOTAL	5,225,164
		Energy – 17.5%
27,400		Anadarko Petroleum Corp.	1,718,802
26,550		Cabot Oil & Gas Corp., Class A	949,163
43,670		Chevron Corp.	3,075,678
17,650		Devon Energy Corp.	1,188,375
37,850		Exxon Mobil Corp.	2,596,888
20,550		Noble Energy, Inc.	1,355,478
33,200		Peabody Energy Corp.	1,235,704
		TOTAL	12,120,088
		Financials – 23.9%
32,800		Axis Capital Holdings Ltd.	989,904
115,300		Bank of America Corp.	1,950,876
23,195		Bank of New York Mellon Corp.	672,423
8,500		Goldman Sachs Group, Inc.	1,566,975
62,460		JPMorgan Chase & Co.	2,736,997
56,550		Marsh & McLennan Cos., Inc.	1,398,481
29,400		MetLife, Inc.	1,119,258
39,700		Morgan Stanley	1,225,936
20,019		Simon Property Group, Inc.	1,389,919
51,210		U.S. Bancorp	1,119,451
37,750		Wells Fargo & Co.	1,063,795
73,600		XL Capital Ltd., Class A	1,285,056
		TOTAL	16,519,071
		Health Care – 11.0%
32,750		CIGNA Corp.	919,948
22,605		Covidien PLC	977,892
23,150		Johnson & Johnson	1,409,603
24,650		Merck & Co., Inc.	779,680

98,925		Pfizer, Inc.	1,637,209
20,800	[1]	Thermo Fisher Scientific Inc.	908,336
20,600	[1]	Wellpoint, Inc.	975,616
		TOTAL	7,608,284
		Industrials – 10.3%
146,215		General Electric Co.	2,400,850
28,300		Honeywell International, Inc.	1,051,345
21,150		Raytheon Co.	1,014,566
18,200		SPX Corp.	1,115,114
34,400	[1]	URS Corp.	1,501,560
		TOTAL	7,083,435
		Information Technology – 6.5%
51,700		Corning, Inc.	791,527
69,450	[1]	EMC Corp.	1,183,428
38,500		Intel Corp.	753,445
59,550		Nokia Oyj, Class A, ADR	870,621
54,650	[1]	Symantec Corp.	900,085
		TOTAL	4,499,106
		Materials – 4.2%
22,150		Du Pont (E.I.) de Nemours & Co.	711,901
13,200		Potash Corp. of Saskatchewan, Inc.	1,192,488
6,000		Rio Tinto PLC, ADR	1,021,740
		TOTAL	2,926,129
		Telecommunication Services – 3.7%
51,220		AT&T, Inc.	1,383,452
39,061		Verizon Communications, Inc.	1,182,377
		TOTAL	2,565,829
		Utilities – 5.5%
32,500		DPL, Inc.	848,250
32,105		Exelon Corp.	1,593,050
30,100		National Fuel Gas Co.	1,378,881
		TOTAL	3,820,181
		TOTAL COMMON STOCKS (IDENTIFIED COST $62,764,554)	69,226,562
		Repurchase Agreement – 0.4%
$276,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009, under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	276,000
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $63,040,554)[2]	69,502,562
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[3]	(315,581)
		TOTAL NET ASSETS — 100%	$69,186,981
1	Non-income producing security.
2	At September 30, 2009, the cost of investments for federal tax purposes was $63,040,554. The net unrealized appreciation of investments for federal tax purposes was $6,462,008. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,245,313 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,783,305.
3	Assets, other than investments in securities, less liabilities.
  1

    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1  -  quoted prices in active markets for identical securities
    Level 2  -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3  -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as ofSeptember 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$62,888,861	$ —	$ — -	$62,888,861
International	6,337,701	— -	— -	6,337,701
Repurchase Agreement	— -	276,000	— -	276,000
TOTAL SECURITIES	$69,226,562	$276,000	$ — -	$69,502,562
    The following acronym is used throughout this portfolio:
    ADR  -  American Depositary Receipt

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Shares of other mutual funds are valued based upon their reported NAVs.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  2

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  3

  Federated Kaufmann Fund II

  Portfolio of Investments

  September 30, 2009 (unaudited)

Shares or Principal Amount			Value
		Common Stocks – 75.7%
		Consumer Discretionary – 3.6%
12,000		Advance Auto Parts, Inc.	471,360
23,478	[1]	ATA, Inc., ADR	132,181
3,800	[1,3,4]	B2W Companhia Global Do Varejo, GDR	213,636
53,721		Bharat Forge Ltd.	308,221
8,500	[1]	Bridgepoint Education, Inc.	129,710
46,173	[1]	Cia Hering	532,986
13,793	[1]	Dolan Media Co.	165,378
4,600	[1,2]	Focus Media Holding Ltd., ADR	50,784
210,300	[1]	Ford Motor Co.	1,516,263
886		Harman International Industries, Inc.	30,018
9,650	[1,2]	Imax Corp.	90,807
3,313	[1]	Lincoln Educational Services	75,801
956		Marriott International, Inc., Class A	26,376
41,125		National CineMedia, Inc.	697,891
1,900	[1]	New Oriental Education & Technology Group, Inc., ADR	152,855
38,800	[1]	New World Department Store China	31,040
69,150		Parkson Retail Group Ltd.	102,431
9,275		Regis Corp.	143,763
141,737	[1]	Restoque Comercio e Confeccoes de Roupas SA	323,221
16,400	[1]	SEB — Sistema Educacional Brasileiro SA	163,852
900		Starwood Hotels & Resorts Worldwide, Inc.	29,727
13,600	[1]	Wynn Macau Ltd.	17,688
		TOTAL	5,405,989
		Consumer Staples – 3.0%
4,016		Anheuser-Busch InBev NV	183,386
117,041	[1]	Hypermarcas SA	2,291,800
8,570		Kellogg Co.	421,901
24,450		Philip Morris International, Inc.	1,191,693
3,500	[1]	Ralcorp Holdings, Inc.	204,645
18,100	[1]	Smithfield Foods, Inc.	249,780
		TOTAL	4,543,205
		Energy – 2.8%
57,000	[1]	Atlas Acquisition Holdings Corp.	570,570
18,700		Chesapeake Energy Corp.	531,080
66,400	[1]	Dresser-Rand Group, Inc.	2,063,048
20,854	[1]	Hercules Offshore, Inc.	102,393
3,918	[1]	Oil India Ltd.	92,442
32,500	[1]	Sandridge Energy, Inc.	421,200
11,100		XTO Energy, Inc.	458,652
		TOTAL	4,239,385
		Financials – 13.9%
1,950	[1]	Alleghany Corp.	505,148
17,800		American Express Co.	603,420

5,040	[1]	Apollo Commercial Real Estate Finance, Inc.	92,232
13,301		Axis Capital Holdings Ltd.	401,424
8,600		Bank of America Corp.	145,512
37,027		Bank of New York Mellon Corp.	1,073,413
17,500		Berkley, W. R. Corp.	442,400
3,150		Blackrock, Inc.	682,983
28,517	[1]	BR Malls Participacoes	336,422
161,150	[1]	Brasil Brokers Participacoes	549,416
51,700	[1]	Capitol Acquisition Corp.	509,762
918,000		Chimera Investment Corp.	3,506,760
11,680	[1]	CreXus Investment Corp.	167,024
8,750		Goldman Sachs Group, Inc.	1,613,063
8,391	[1]	Government Properties Income Trust	201,468
6,480	[2]	Greenhill & Co., Inc.	580,478
24,096		Housing Development Finance Corp. Ltd.	1,384,950
52,550		J.P. Morgan Chase & Co.	2,302,741
19,575	[1]	LPS Brasil Cons De Imoveis	202,976
35,400		Morgan Stanley	1,093,152
33,475	[1]	Multiplan Empreendimentos Imobiliarios SA	524,346
34,103		Power Finance Corp.	162,380
498,756		PT Bank Central Asia	238,670
33,855		Rural Electrification Corp. Ltd.	141,810
19,200		State Street Corp.	1,009,920
8,850		Transatlantic Holdings, Inc.	444,005
53,200		Wells Fargo & Co.	1,499,176
18,500		Willis Group Holdings Ltd.	522,070
		TOTAL	20,937,121
		Health Care – 23.9%
5,593	[1,5]	Alexza Pharmaceuticals, Inc.	9,438
212,000	[1]	Alkermes, Inc.	1,948,280
19,100		Allergan, Inc.	1,084,116
183,910	[1,2]	Arena Pharmaceuticals, Inc.	822,078
22,325	[1]	Athenahealth, Inc.	856,610
57,673	[1]	Auxilium Pharmaceutical, Inc.	1,972,993
7,900		Baxter International, Inc.	450,379
60,073	[1]	BioMarin Pharmaceutical, Inc.	1,086,120
9,000	[1]	Cephalon, Inc.	524,160
12,847	[1]	Cepheid, Inc.	169,837
5,076	[1]	Chindex International, Inc.	63,856
40,600	[1,2]	Conceptus, Inc.	752,724
122,600	[1]	Cubist Pharmaceuticals, Inc.	2,476,520
14,200	[1]	Cypress Biosciences, Inc.	116,014
81,800	[1]	Dexcom, Inc.	648,674
24,452		Dishman Pharmaceuticals & Chemicals Ltd.	129,974
10,190	[1]	Durect Corp.	27,207
208,031	[1]	Dyax Corp.	746,831
10,500	[1]	Emergency Medical Services Corp., Class A	488,250
  1

181,750	[1]	Endologix, Inc.	1,125,033
61,699	[1]	Epigenomics AG	266,347
15,800	[1]	Express Scripts, Inc., Class A	1,225,764
1,900	[1]	Genoptix, Inc.	66,082
9,680		Hikma Pharmaceuticals PLC	72,539
19,550	[1]	Human Genome Sciences, Inc.	367,931
68,900	[1,2]	Illumina, Inc.	2,928,250
47,000	[1]	Insulet Corp.	527,810
127,100	[1]	Isis Pharmaceuticals, Inc.	1,851,847
1,510	[1]	LifeWatch AG	30,526
32,427	[1]	Masimo Corp.	849,588
17,238	[1]	Momenta Pharmaceuticals, Inc.	182,895
7,800	[1]	Mylan Laboratories, Inc.	124,878
18,450	[1]	Nektar Therapeutics	179,703
45,351	[1]	Neurocrine Biosciences, Inc.	138,321
850	[1]	NuVasive, Inc.	35,496
38,300	[1]	Orexigen Therapeutics, Inc.	377,255
88,000	[1]	Orthovita, Inc.	386,320
61,100	[1]	OSI Pharmaceuticals, Inc.	2,156,830
59,800	[1,2]	Pharmacyclics, Inc.	117,208
34,453		Piramal Healthcare Ltd.	274,306
87,800	[1]	Progenics Pharmaceuticals, Inc.	460,072
27,576	[1]	Protalix Biotherapeutics, Inc.	227,778
7,000	[1]	Regeneron Pharmaceuticals, Inc.	135,100
45,100	[1]	Repligen Corp.	225,951
9,300	[1]	ResMed, Inc.	420,360
15,550	[1]	Savient Pharmaceuticals, Inc.	236,360
31,400		Schering Plough Corp.	887,050
62,400	[1]	Seattle Genetics, Inc.	875,472
40,187	[1]	Select Medical Holdings Corp.	404,683
3,600	[1]	Sinopharm Medicine Holding Co., Ltd.	9,132
34,350	[1]	Spectrum Pharmaceuticals, Inc.	231,176
53,500		Talecris Biotherapeutics Corp.	1,016,500
80,019	[1,5]	Threshold Pharmaceuticals, Inc.	101,944
140,292	[1]	Vical, Inc.	597,644
32,800	[1]	Vivus, Inc.	342,760
103,700	[1]	Warner Chilcott PLC	2,241,994
		TOTAL	36,072,966
		Industrials – 10.3%
6,200		3M Co.	457,560
20,545		Bharat Heavy Electricals Ltd.	990,713
27,600		CLARCOR, Inc.	865,536
12,400		Con-way, Inc.	475,168
7,400	[1]	Copart, Inc.	245,754
9,261	[1]	CoStar Group, Inc.	381,738
21,122		Crompton Greaves Ltd.	137,762
8,351		CSX Corp.	349,573
  2

6,650		Danaher Corp.	447,678
34,900		Expeditors International Washington, Inc.	1,226,735
15,700		FedEx Corp.	1,180,954
1,800	[1]	First Solar, Inc.	275,148
8,610		Genco Shipping & Trading Ltd.	178,916
30,200		General Electric Co.	495,884
16,236	[1]	GeoEye, Inc.	435,125
7,400	[1]	IHS, Inc., Class A	378,362
11,100	[1]	Iron Mountain, Inc.	295,926
192,700	[1]	Jet Blue Airways Corp.	1,152,346
11,051		Joy Global, Inc.	540,836
58,092		Max India Ltd.	223,407
5,848		Norfolk Southern Corp.	252,107
6,700		Precision Castparts Corp.	682,529
14,800	[1]	Quanta Services, Inc.	327,524
7,650		Rockwell Collins	388,620
9,119		Roper Industries, Inc.	464,887
50,500	[1]	Ryanair Holdings PLC, ADR	1,466,520
3,301	[1]	SmartHeat, Inc.	39,183
1,750	[1]	Terex Corp.	36,277
9,700		Union Pacific Corp.	565,995
7,200		United Technologies Corp.	438,696
6,500	[1]	US Airways Group, Inc.	30,550
178,200	[1]	Yingde Gases Group Co.	160,954
		TOTAL	15,588,963
		Information Technology – 9.4%
6,200		Advantest Corp.	171,982
18,099	[1]	Affiliated Computer Services, Inc., Class A	980,423
6,900	[1]	Akamai Technologies, Inc.	135,792
910	[1]	Amdocs Ltd.	24,461
20,800	[1]	Blackboard, Inc.	785,824
82,100	[1]	Cia Brasileira de Meios de Pagamentos	814,697
55,400	[1]	Comverse Technology, Inc.	484,750
28,500		Corning, Inc.	436,335
27,439	[1]	Dell, Inc.	418,719
9,900		Hewlett-Packard Co.	467,379
875,000		Inotera Memories, Inc.	562,049
242,900	[1]	Inspur International Ltd.	31,969
9,500		Lender Processing Services	362,615
16,995	[1]	ManTech International Corp., Class A	801,484
7,900		Mastercard, Inc.	1,596,985
29,100		Microchip Technology, Inc.	771,150
111,000	[1]	Micron Technology, Inc.	910,200
14,350	[1]	Microsemi Corp.	226,586
11,842	[1]	MSCI, Inc., Class A	350,760
40,700	[1]	NIC, Inc.	361,823
1,220		Nintendo Corp. Ltd.	312,594
  3

62,800	[1]	ON Semiconductor Corp.	518,100
19,800	[1,2]	RADWARE Ltd.	222,354
68,550	[1]	Redecard SA	1,054,407
39,600		Taiwan Semiconductor Manufacturing Co., ADR	434,016
54,354	[1]	Telecity Group PLC	277,884
27,600	[1,2]	TNS, Inc.	756,240
		TOTAL	14,271,578
		Materials – 6.2%
16,100		Barrick Gold Corp.	610,190
35,000		Dow Chemical Co.	912,450
12,300		Ecolab, Inc.	568,629
605,350	[1]	Huabao International Holdings Ltd.	649,087
6,338	[1]	Intrepid Potash, Inc.	149,514
764,773	[1]	Lee & Man Paper Manufacturing Ltd.	1,355,860
14,150		Monsanto Co.	1,095,210
8,600	[1]	Mosaic Co./The	413,402
19,150		Newmont Mining Corp.	842,983
523,300		Nine Dragons Paper Holdings Ltd.	672,521
10,234		Nucor Corp.	481,100
7,650		Potash Corp. of Saskatchewan, Inc.	691,101
4,247	[1]	Rockwood Holdings, Inc.	87,361
15,600		Sociedad Quimica Y Minera de Chile, ADR	610,428
12,389		Steel Dynamics, Inc.	190,047
3,400	[1]	Terra Industries, Inc.	117,878
		TOTAL	9,447,761
		Telecommunication Services – 1.5%
18,500		CenturyTel, Inc.	621,600
27,000		NTELOS Holdings Corp.	476,820
62,800	[1]	TW Telecom, Inc.	844,660
27,750		Windstream Corp.	281,108
		TOTAL	2,224,188
		Utilities – 1.1%
2,172	[1]	BF Utilities Ltd.	40,435
855	[1]	Calpine Corp.	9,849
30,442	[1,3,4]	EDP Renovaveis SA	334,773
23,700		ITC Holdings Corp.	1,077,165
8,755		Northeast Utilities Co.	207,844
		TOTAL	1,670,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,913,387)	114,401,222
		Warrants – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	9,761
1,900	[1]	Clinical Data, Inc., Warrants	51
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	898
12,443	[1]	Favrille, Inc., Warrants	0
4,658	[1]	Favrille, Inc., Warrants	0
  4

2,350	[1]	Pharmacopeia, Inc., Warrants	130
18,000	[1]	Spectrum Pharmaceuticals, Inc., Warrants	44,406
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	47,197
43,642	[1]	Vasogen, Inc., Warrants	89
33,548	[1]	Vical, Inc., Warrants	74,725
		TOTAL WARRANTS (IDENTIFIED COST $10,992)	177,257
		Corporate Bonds – 2.4%
		Consumer Discretionary – 0.3%
$114,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	112,575
258,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	319,662
		TOTAL	432,237
		Financials – 0.5%
152,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	229,067
30,000		Developers Diversified Realty, 9.625%, 3/15/2016	30,136
228,000	[3,4]	GLG Partners, Inc., Conv. Bond, Series 144A, 5.00%, 5/15/2014	281,455
89,000		HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	92,646
119,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	111,503
105,000		Washington Reit, Conv. Bond, 3.875%, 9/15/2026	102,152
		TOTAL	846,959
		Health Care – 0.8%
60,000		Cephalon, Inc., Conv. Bond, 2.50%, 5/1/2014	63,212
169,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	152,511
354,000		Insulet Corp., Sr. Unsecd. Note, 5.375%, 6/15/2013	300,889
200,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	234,152
155,000		Isis Pharmaceuticals, Inc., Sub. Note, 2.625%, 2/15/2027	181,468
105,500		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	96,027
152,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	129,155
		TOTAL	1,157,414
		Industrials – 0.4%
76,000		AMR Corp., Conv. Bond, 6.25%, 10/15/2014	81,050
11,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	10,894
120,000	[3,4]	Covanta Holding Corp., Conv. Bond, Series 144A, 3.25%, 6/1/2014	134,323
75,000		Jet Blue Airways Corp., Conv. Bond, Series A, 6.75%, 10/15/2039	109,654
52,000		Jet Blue Airways Corp., Conv. Bond, Series B, 6.75%, 10/15/2039	76,806
226,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	257,821
		TOTAL	670,548
		Information Technology – 0.3%
265,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	51,344
33,000		Diodes, Inc., 2.25%, 10/1/2026	31,801
129,000		FEI Co., 2.875%, 6/1/2013	140,595
57,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	65,008
121,000		Lawson Software Inc., 2.50%, 4/15/2012	115,333
		TOTAL	404,081
  5

		Telecommunication Services – 0.1%
141,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	157,032
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,425,068)	3,668,271
		Corporate Note – 0.1%
		Materials – 0.1%
126,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $127,867)	152,147
		Preferred Stocks – 1.2%
		Consumer Discretionary – 0.3%
941	[1,3,4]	Callaway Golf Co., Conv. Pfd., Series B	118,180
172	[3,4]	Lodgenet Entertainment, Conv. Pfd., Series B	368,933
		TOTAL	487,113
		Energy – 0.1%
1,000	[3,4]	ATP Oil & Gas Corp., Conv. Pfd., Series 144A	100,700
		Health Care – 0.6%
68,112		Bellus Health, Inc., Conv. Pfd., Series A	13,623
800		Mylan Laboratories, Inc., Conv. Pfd.	828,472
		TOTAL	842,095
		Utilities – 0.2%
6,000	[1]	FPL Group, Inc., Pfd.	301,170
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,411,912)	1,731,078
		U.S. Treasury – 0.2%
		U.S. Treasury Bill – 0.2%
$360,000		0.195%, 10/1/2009 (IDENTIFIED COST $360,000)	360,000
		Repurchase Agreements – 10.7%
10,909,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110.	10,909,000
5,227,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110 (purchased with proceeds from securities lending collateral).	5,227,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,136,000
		TOTAL INVESTMENTS — 90.4% (IDENTIFIED COST $111,385,226)[6]	136,625,975
		OTHER ASSETS AND LIABILITIES - NET — 9.6%[7]	14,523,097
		TOTAL NET ASSETS — 100%	$151,149,072
    At September 30, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
10/2/2009	42,791 Hong Kong Dollar	$5,521	$ —
10/2/2009	293,087 Hong Kong Dollar	$37,817	$(1)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
  6

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $2,223,595, which represented 1.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $2,223,595, which represented 1.5% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At September 30, 2009, the cost of investments for federal tax purposes was $111,159,408. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates or outstanding foreign exchange contracts was $25,466,567. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,348,103 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,881,536.
7	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$92,018,601	$ —	$111,382	$92,129,983
International	24,002,317	—	—	24,002,317
Debt Securities:
Corporate Bonds	—	3,668,271	—	3,668,271
Corporate Note	—	152,147	—	152,147
U.S. Treasury	—	360,000	—	360,000
Warrants	—	177,257	—	177,257
Repurchase Agreements		16,136,000	—	16,136,000
TOTAL SECURITIES	$116,020,918	$20,493,675	$111,382	$136,625,975
OTHER FINANCIAL INSTRUMENTS*	$1	$ —	$ —	$1
*	Other financial instruments include outstanding foreign exchange contracts.
  7

    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Equity-Domestic Securities
Balance as of January 1, 2009	$ —
Change in unrealized appreciation (depreciation)	(50,429)
Net purchases (sales)	161,811
Balance as of September 30, 2009	$111,382
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2009.	$(50,429)
    The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
REIT	— Real Estate Investment Trust

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  8

      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Securities Lending

Market Value of Securities Loaned	Market Value of Collateral
$4,938,803	$5,227,000

    As of September 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

    9

    Federated Quality Bond Fund II

    Portfolio of Investments

    September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.8%
		Basic Industry——Chemicals – 1.9%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,871,883
850,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	917,513
1,060,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	1,209,858
1,360,000		Praxair, Inc., 4.625%, 3/30/2015	1,469,639
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	394,208
		TOTAL	5,863,101
		Basic Industry—Metals & Mining – 3.1%
760,000		ArcelorMittal, 6.125%, 6/1/2018	750,692
815,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	852,149
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,597,243
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,767,426
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,539,867
435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	472,035
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,044,671
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,241,049
		TOTAL	9,265,132
		Basic Industry—Paper – 0.8%
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	478,883
450,000		Westvaco Corp., 7.65%, 3/15/2027	434,142
1,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,626,396
		TOTAL	2,539,421
		Capital Goods—Aerospace & Defense – 1.2%
1,005,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,018,053
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	505,000
660,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	692,551
1,250,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,341,911
		TOTAL	3,557,515
		Capital Goods—Building Materials – 0.4%
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,193,073
		Capital Goods—Diversified Manufacturing – 4.9%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,598,850
1,125,000		Dover Corp., Note, 5.45%, 3/15/2018	1,218,703
490,000		Emerson Electric Co., 4.875%, 10/15/2019	518,792
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,087,168
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,413,719
1,118,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,210,562
420,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	420,497
860,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	919,392
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,337,196
480,000		Textron Financial Corp., 5.40%, 4/28/2013	471,763
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,272,538
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,311,126

$1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,011,720
		TOTAL	14,792,026
		Capital Goods—Environmental – 0.5%
770,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	797,417
575,000		Waste Management, Inc., 7.375%, 3/11/2019	674,728
		TOTAL	1,472,145
		Communications—Media & Cable – 1.0%
1,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	1,619,046
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,529,804
		TOTAL	3,148,850
		Communications—Media Noncable – 0.6%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,752,069
		Communications—Telecom Wireless – 2.7%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,401,922
2,000,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	2,174,459
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,674,798
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	503,482
1,295,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,375,824
		TOTAL	8,130,485
		Communications—Telecom Wirelines – 1.6%
280,000		AT&T, Inc., 6.70%, 11/15/2013	318,103
685,000		Embarq Corp., 6.738%, 6/1/2013	743,540
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,015,535
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	937,373
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,742,478
		TOTAL	4,757,029
		Consumer Cyclical—Automotive – 2.0%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	1,953,882
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	807,084
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,838,467
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	554,672
		TOTAL	6,154,105
		Consumer Cyclical—Entertainment – 1.2%
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,297,075
1,510,000		Time Warner, Inc., 5.50%, 11/15/2011	1,604,876
740,000		Walt Disney Co., Note, 5.70%, 7/15/2011	798,134
		TOTAL	3,700,085
		Consumer Cyclical—Lodging – 0.3%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	838,868
		Consumer Cyclical—Retailers – 1.8%
1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,233,446
1,715,221	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,549,786
1,795,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,924,481
280,000		Costco Wholesale Corp., 5.30%, 3/15/2012	304,166
    1

$530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	495,550
		TOTAL	5,507,429
		Consumer Cyclical—Services – 0.1%
250,000		Boston University, 7.625%, 7/15/2097	290,503
		Consumer Non-Cyclical—Food/Beverage – 2.3%
570,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	601,851
361,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	420,054
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,249,565
645,000		Kellogg Co., 4.25%, 3/6/2013	683,655
800,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	869,425
1,430,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,555,956
450,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	475,507
1,040,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,085,191
		TOTAL	6,941,204
		Consumer Non-Cyclical—Health Care – 0.9%
1,085,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,291,378
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,377,768
		TOTAL	2,669,146
		Consumer Non-Cyclical—Products – 0.7%
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,423,952
610,000		Whirlpool Corp., 5.50%, 3/1/2013	619,251
		TOTAL	2,043,203
		Consumer Non-Cyclical—Supermarkets – 0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	728,730
		Consumer Non-Cyclical—Tobacco – 0.5%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,609,295
		Energy—Independent – 2.5%
2,680,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,833,600
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,686,867
770,191	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	762,489
260,000		XTO Energy, Inc., 6.375%, 6/15/2038	278,376
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	453,944
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	644,616
		TOTAL	7,659,892
		Energy—Integrated – 2.2%
1,910,000		Hess Corp., 7.00%, 2/15/2014	2,134,269
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,405,508
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,039,329
1,089,025	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,127,108
1,000,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,094,655
		TOTAL	6,800,869
		Energy—Oil Field Services – 0.5%
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,543,430
		Energy—Refining – 0.6%
240,000		Valero Energy Corp., 9.375%, 3/15/2019	280,568
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,455,345
		TOTAL	1,735,913
    2

		Financial Institution—Banking – 18.2%
$1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,466,366
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,085,534
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,295,000
3,250,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	3,344,791
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,247,048
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	49,350
2,480,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	2,706,535
3,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	3,823,340
3,500,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	3,640,833
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,476,826
4,300,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,530,965
2,100,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,240,373
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,940,108
3,550,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,551,771
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	848,674
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,129,354
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	806,182
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	414,361
3,620,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,716,701
630,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	649,705
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,562,455
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,403,922
2,305,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	2,434,480
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,896,008
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,777,180
		TOTAL	55,037,862
		Financial Institution—Brokerage – 5.8%
2,030,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,197,878
4,480,000		Blackrock, Inc., 6.25%, 9/15/2017	4,898,303
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	904,618
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,778,351
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,350,684
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	765,436
680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	676,123
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	762,506
2,290,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	400,750
690,000		Nuveen Investments, 5.00%, 9/15/2010	665,850
690,000		Nuveen Investments, 5.50%, 9/15/2015	472,650
730,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	808,432
		TOTAL	17,681,581
		Financial Institution—Finance Noncaptive – 8.4%
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,201,959
1,800,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,872,989
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,721,970
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	1,914,250
725,000		Capital One Capital V, 10.25%, 8/15/2039	803,146
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,682,465
    3

$1,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	1,040,383
6,260,000		General Electric Capital Corp., Note, 3.50%, 8/13/2012	6,356,684
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,278,000
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	566,500
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,141,344
680,000		International Lease Finance Corp., 6.625%, 11/15/2013	558,892
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	968,800
450,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	482,744
		TOTAL	25,590,126
		Financial Institution—Insurance—Health – 1.7%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	586,752
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,100,790
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,166,322
1,130,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,285,439
		TOTAL	5,139,303
		Financial Institution—Insurance—Life – 1.2%
570,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	596,216
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,306,432
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	884,708
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	496,130
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	238,109
		TOTAL	3,521,595
		Financial Institution—Insurance—P&C – 4.4%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,412,253
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,485,523
330,000		CNA Financial Corp., 6.50%, 8/15/2016	311,732
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	854,170
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	109,844
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,151,960
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,073,610
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	123,149
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,399,628
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	620,264
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	389,669
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,339,450
		TOTAL	13,271,252
		Financial Institution—REITs – 2.9%
640,000		AMB Property LP, 6.30%, 6/1/2013	628,054
680,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	698,246
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	798,064
850,000		Liberty Property LP, 6.625%, 10/1/2017	810,643
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,567,406
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	247,166
1,260,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,289,487
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,645,852
110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	114,958
		TOTAL	8,799,876
    4

		Municipal Services – 0.7%
$895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	654,576
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,359,306
		TOTAL	2,013,882
		Oil & Gas – 0.9%
2,870,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	2,857,910
		Sovereign – 0.5%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,592,715
		Technology – 4.3%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	762,014
610,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	645,031
765,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	835,443
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,810,414
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	737,364
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,646,342
880,000		Hewlett-Packard Co., 6.125%, 3/1/2014	992,118
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,172,154
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	1,119,276
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,289,764
		TOTAL	13,009,920
		Transportation—Airlines – 0.5%
1,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,560,994
		Transportation—Railroads – 1.1%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,166,032
162,989		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	191,820
400,000	[1,2]	Norfolk Southern Corp., 5.75%, 1/15/2016	428,893
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	491,453
		TOTAL	3,278,198
		Transportation—Services – 0.8%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,696,879
586,000		Ryder System, Inc., 5.95%, 5/2/2011	613,706
		TOTAL	2,310,585
		Utility—Electric – 8.1%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,443,094
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	899,829
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,303,415
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	979,349
1,140,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,254,543
680,000		Enel Finance International SA, 3.875%, 10/7/2014	678,164
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	761,880
800,000	[1,2]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.05%, 8/15/2021	844,437
1,900,064	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,020,454
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,813,158
800,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	848,622
1,440,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,574,367
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	683,904
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,086,879
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,166,482
    5

$1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,528,303
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,681,627
860,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	934,726
		TOTAL	24,503,233
		Utility—Natural Gas Distributor – 0.3%
750,000		Atmos Energy Corp., 5.125%, 1/15/2013	789,936
		Utility—Natural Gas Pipelines – 2.5%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,057,087
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,023,438
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,969,845
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,676,035
		TOTAL	7,726,405
		TOTAL CORPORATE BONDS (IDENTIFIED COST $292,935,807)	293,378,891
		Corporate Note – 1.3%
		Communications—Telecom Wirelines – 1.3%
3,885,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,881,247)	3,996,705
		Government/Agency – 0.2%
		Sovereign – 0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $513,753)	546,091
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
4,056		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	4,513
4,354		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	4,660
		TOTAL	9,173
		Government National Mortgage Association – 0.0%
2,298		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,540
6,770		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,501
		TOTAL	10,041
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,423)	19,214
		U.S. Treasury – 0.4%
		U.S. Treasury Bills – 0.4%;6
500,000	[7]	United States Treasury Bill, 0.03%, 10/15/2009	499,996
500,000		United States Treasury Bill, 0.085%, 10/1/2009	500,000
		TOTAL U.S. TREASURY (IDENTIFIED COST $999,931)	999,996
		Repurchase Agreement – 0.6%
$1,866,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009, under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	1,866,000
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $300,214,161)[8]	300,806,897
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[9]	2,209,683
		TOTAL NET ASSETS — 100%	$303,016,580
    6

      At September 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
4U.S. Treasury Notes 10-Year Long Futures	390	$46,147,969	December 2009	$1,035,095
4U.S. Treasury Notes 2-Year Short Futures	330	$71,599,688	December 2009	$(485,400)
4U.S. Treasury Bonds 30-Year Short Futures	240	$29,130,000	December 2009	$(917,381)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(367,686)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $45,538,307, which represented 15.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $45,300,198, which represented 14.9% of total net assets.
      Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999 — 9/29/1999	$248,411	$238,109
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Discount rate at time of purchase.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	At September 30, 2009, the cost of investments for federal tax purposes was $300,214,161. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $592,736. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,379,084 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,786,348.
9	Assets, other than investments in securities, less liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    7

      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
      The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$293,378,891	$ —	$293,378,891
Corporate Note	—	3,996,705	—	3,996,705
Government/Agency	—	546,091	—	546,091
Mortgage-Backed Securities	—	19,214	—	19,214
U.S. Treasury	—	999,996	—	999,996
Repurchase Agreement	—	1,866,000	—	1,866,000
TOTAL SECURITIES	—	300,806,897	—	300,806,897
OTHER FINANCIAL INSTRUMENTS*	$(367,686)	$ —	$ —	$(367,686)
*	Other financial instruments include futures contracts.
      The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
LLC	— Limited Liability Corporation
LP	— Limited Partnership
MBIA	— National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
SA	— Support Agreement
      See Notes which are an integral part of the Financial Statements
    8

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Shares of other mutual funds are valued based upon their reported NAVs.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.

    Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.

    In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    9

    Federated Capital Appreciation Fund II

    Portfolio of Investments

    September 30, 2009 (unaudited)

Shares or Principal Amount			Value
		Common Stocks – 105.6%
		Consumer Discretionary – 13.9%
40,000		Advance Auto Parts, Inc.	1,571,200
39,800		Comcast Corp., Class A	672,222
19,200	[1]	Gymboree Corp.	928,896
6,600	[1]	Kohl's Corp.	376,530
19,300		Macy's, Inc.	352,997
36,800		McDonald's Corp.	2,100,176
26,700		Target Corp.	1,246,356
245,230		Wendy's / Arby's Group Inc.	1,159,938
		TOTAL	8,408,315
		Consumer Staples – 13.4%
35,000		Avon Products, Inc.	1,188,600
19,700		General Mills, Inc.	1,268,286
31,000		Kellogg Co.	1,526,130
83,700		Kroger Co.	1,727,568
23,699		Nestle S.A.	1,009,889
28,700		Wal-Mart Stores, Inc.	1,408,883
		TOTAL	8,129,356
		Energy – 10.2%
8,500		Apache Corp.	780,555
27,900		Chevron Corp.	1,964,997
18,000		Exxon Mobil Corp.	1,234,980
14,400		Schlumberger Ltd.	858,240
7,800	[1]	Transocean Ltd.	667,134
16,350		XTO Energy, Inc.	675,582
		TOTAL	6,181,488
		Financials – 12.9%
16,500		American Express Co.	559,350
13,200		Goldman Sachs Group, Inc.	2,433,420
50,700		J.P. Morgan Chase & Co.	2,221,674
23,400		MetLife, Inc.	890,838
78,600		U.S. Bancorp	1,718,196
		TOTAL	7,823,478
		Health Care – 13.7%
40,200		Abbott Laboratories	1,988,694
41,100		Baxter International, Inc.	2,343,111
31,000		Johnson & Johnson	1,887,590
8,600		Merck & Co., Inc.	272,018
14,200	[1]	Myriad Genetics, Inc.	389,080
33,300		Pfizer, Inc.	551,115
16,800		Teva Pharmaceutical Industries Ltd., ADR	849,408
		TOTAL	8,281,016
		Industrials – 12.2%
5,900		FedEx Corp.	443,798

13,200		Lockheed Martin Corp.	1,030,656
40,200		Norfolk Southern Corp.	1,733,022
31,100		Raytheon Co.	1,491,867
39,000		Tyco International Ltd.	1,344,720
22,000		United Technologies Corp.	1,340,460
		TOTAL	7,384,523
		Information Technology – 18.4%
4,900	[1]	Apple, Inc.	908,313
70,900	[1]	Broadcom Corp.	2,175,921
46,800	[1]	EMC Corp.	797,472
36,400		Hewlett-Packard Co.	1,718,444
14,200		IBM Corp.	1,698,462
63,600		Intel Corp.	1,244,652
53,500		Microsoft Corp.	1,385,115
26,900		Qualcomm, Inc.	1,209,962
		TOTAL	11,138,341
		Materials – 4.3%
10,900		BHP Billiton Ltd., ADR	719,509
31,300		Barrick Gold Corp.	1,186,270
8,700		Praxair, Inc.	710,703
		TOTAL	2,616,482
		Utilities – 6.6%
33,100		American Electric Power Co., Inc.	1,025,769
37,900		Progress Energy, Inc.	1,480,374
46,600		Southern Co.	1,475,822
		TOTAL	3,981,965
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,270,188)	63,944,964
		Repurchase Agreement – 6.8%
$4,127,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	4,127,000
		TOTAL INVESTMENTS — 112.4% (IDENTIFIED COST $57,397,188)[2]	68,071,964
		OTHER ASSETS AND LIABILITIES - NET — (12.4)%[3]	(7,509,984)
		TOTAL NET ASSETS — 100%	$60,561,980
1	Non-income producing security.
2	At September 30, 2009, the cost of investments for federal tax purposes was $57,397,188. The net unrealized appreciation of investments for federal tax purposes was $10,674,776. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,759,105 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,329.
3	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a redemtion of Fund Shares on September 30, 2009. These assets were not invested in portfolio securities as of September 30, 2009.
      Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    1

      Investment Valuation
      In calculating its net asset value (NAV), the Fund generally values investments as follows:
      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Shares of other mutual funds are valued based upon their reported NAVs.
      If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
      Fair Valuation and Significant Events Procedures
      The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
      The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    2

        The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$58,159,202	$ —	$ —	$58,159,202
International	5,785,762	—	—	5,785,762
Repurchase Agreement	—	4,127,000	—	4,127,000
TOTAL SECURITIES	$63,944,964	$4,127,000	$ —	$68,071,964
        The following acronym is used throughout this portfolio:
        ADR — American Depositary Receipt
        See Notes which are an integral part of the Financial Statements.
      3

      Federated Equity Income Fund II

      Portfolio of Investments

      September 30, 2009 (unaudited)

Shares or Principal Amount		Value
	Common Stocks – 82.3%
	Consumer Discretionary – 6.0%
3,260	Brinker International, Inc.	51,280
6,465	Comcast Corp., Class A	109,194
3,725	Family Dollar Stores, Inc.	98,340
1,415	Genuine Parts Co.	53,855
7,505	Home Depot, Inc.	199,933
5,555	Leggett and Platt, Inc.	107,767
2,700	M.D.C. Holdings, Inc.	93,798
2,780	Mattel, Inc.	51,319
1,540	McDonald's Corp.	87,888
1,540	Penney (J.C.) Co., Inc.	51,975
10,388	Time Warner, Inc.	298,966
	TOTAL	1,204,315
	Consumer Staples – 7.8%
8,630	Archer-Daniels-Midland Co.	252,169
3,450	Kimberly-Clark Corp.	203,481
3,830	Kraft Foods, Inc., Class A	100,614
1,615	PepsiCo, Inc.	94,736
5,920	Procter & Gamble Co.	342,886
1,315	Reynolds American, Inc.	58,544
10,355	Wal-Mart Stores, Inc.	508,327
	TOTAL	1,560,757
	Energy – 17.0%
2,300	BP PLC, ADR	122,429
5,725	Chevron Corp.	403,212
9,710	ConocoPhillips	438,504
1,895	Diamond Offshore Drilling, Inc.	181,010
4,910	ENI SpA, ADR	244,764
5,425	El Paso Corp.	55,986
2,860	EnCana Corp.	164,765
11,915	Exxon Mobil Corp.	817,488
840	Murphy Oil Corp.	48,359
705	Occidental Petroleum Corp.	55,272
2,580	Royal Dutch Shell PLC, Class A, ADR	147,550
1,940	Santos Ltd., ADR	103,033
1,235	Sasol Ltd., ADR	47,078
2,380	Technip SA, ADR	152,320
2,415	Tenaris S.A., ADR	86,022
5,780	Total S.A., ADR	342,523
	TOTAL	3,410,315
	Financials – 11.2%
5,873	Ace Ltd.	313,971
1,175	Aflac, Inc.	50,219
2,000	American Financial Group, Inc.	51,000

1,925	Aspen Insurance Holdings Ltd.	50,955
3,590	Assurant, Inc.	115,095
1,720	Axis Capital Holdings Ltd.	51,910
8,850	Chubb Corp.	446,128
590	Everest Re Group Ltd.	51,743
2,005	Highwoods Properties, Inc.	63,057
1,770	NYSE Euronext	51,135
1,465	PartnerRe Ltd.	112,717
1,410	Prosperity Bancshares, Inc.	49,054
1,390	Public Storage, Inc.	104,584
1,760	Taubman Centers, Inc.	63,501
11,550	The Travelers Cos., Inc.	568,606
815	Toronto Dominion Bank	52,527
2,030	Validus Holdings Ltd.	52,374
	TOTAL	2,248,576
	Health Care – 10.7%
2,950	Abbott Laboratories	145,936
915	Baxter International, Inc.	52,164
2,120	Bayer AG, ADR	147,552
695	Becton, Dickinson & Co.	48,476
8,330	Bristol-Myers Squibb Co.	187,592
9,870	Johnson & Johnson	600,984
1,345	Medtronic, Inc.	49,496
11,285	Merck & Co., Inc.	356,945
5,545	PDL BioPharma, Inc.	43,695
31,600	Pfizer, Inc.	522,980
	TOTAL	2,155,820
	Industrials – 8.2%
1,115	Boeing Co.	60,377
1,540	CSX Corp.	64,464
1,390	Cooper Industries PLC	52,222
2,710	Dover Corp.	105,040
2,405	General Dynamics Corp.	155,363
24,130	General Electric Co.	396,215
1,355	Honeywell International, Inc.	50,338
3,975	ITT Corp.	207,296
185	Mitsui & Co., ADR	48,181
1,115	Norfolk Southern Corp.	48,068
1,130	Raytheon Co.	54,206
6,370	Tyco International Ltd.	219,638
825	Union Pacific Corp.	48,139
2,280	United Technologies Corp.	138,921
	TOTAL	1,648,468
	Information Technology – 8.3%
3,085	Harris Corp.	115,996
3,630	IBM Corp.	434,184
7,755	Intel Corp.	151,765
      1

3,725		Intersil Holding Corp.	57,030
4,850		Linear Technology Corp.	134,006
3,660		Microchip Technology, Inc.	96,990
16,750		Microsoft Corp.	433,658
6,720		National Semiconductor Corp.	95,894
6,320		Texas Instruments, Inc.	149,721
		TOTAL	1,669,244
		Materials – 2.8%
1,995		Air Products & Chemicals, Inc.	154,772
3,650		Bemis Co., Inc.	94,571
1,550		Du Pont (E.I.) de Nemours & Co.	49,817
1,745		PPG Industries, Inc.	101,576
290		Rio Tinto PLC, ADR	49,384
2,005		Sensient Technologies Corp.	55,679
3,175		Steel Dynamics, Inc.	48,705
		TOTAL	554,504
		Telecommunication Services – 6.3%
20,402		AT&T, Inc.	551,058
6,280		BCE, Inc.	154,928
1,590		CenturyTel, Inc.	53,424
2,095		France Telecom SA, ADR	56,397
14,225		Qwest Communications International, Inc.	54,197
1,635		TELUS Corp.	50,832
895		Telefonica SA, ADR	74,205
1,640		Verizon Communications, Inc.	49,643
10,280		Vodafone Group PLC, ADR	231,300
		TOTAL	1,275,984
		Utilities – 4.0%
7,525		CMS Energy Corp.	100,835
3,955		Exelon Corp.	196,247
3,110		NSTAR	98,960
3,360		PPL Corp.	101,942
6,240		Public Service Enterprises Group, Inc.	196,186
2,010		Sempra Energy	100,118
		TOTAL	794,288
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,028,267)	16,522,271
		Preferred Stocks – 11.7%
		Financials – 11.7%
700		Bank of America Corp., Conv. Pfd., Series L, $72.50 Annual Dividend	594,993
18,500	[1]	Credit Suisse First Boston, NY, PERCS	313,945
17,015	[1]	Credit Suisse (USA), Inc., PERCS	227,661
9,300	[2,3]	Goldman Sachs Group, Inc., PERCS, $1.52 Annual Dividend	389,484
700		Wells Fargo & Co., Conv. Pfd., Series L, $75.00 Annual Dividend	625,100
7,425		XL Capital Ltd., Pfd., $2.69 Annual Dividend	205,301
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,972,406)	2,356,484
      2

		Mutual Fund – 3.4%
108,330	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $542,427)	$679,226
		Repurchase Agreement – 3.7%
$747,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	747,000
		TOTAL INVESTMENTS — 101.1% (IDENTIFIED COST $18,290,100)[5]	20,304,981
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[6]	(221,133)
		TOTAL NET ASSETS — 100%	$20,083,848
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $389,484, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009, these liquid restricted securities amounted to $389,484, which represented 1.9% of total net assets.
4	Affiliated company.
5	At September 30, 2009, the cost of investments for federal tax purposes was $18,290,100. The net unrealized appreciation of investments for federal tax purposes was $2,014,881. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,561,479 and net unrealized depreciation from investments for those securities having an excess of cost over value of $546,598.
6	Assets, other than investments in securities, less liabilities.
        Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
        Investment Valuation
        In calculating its net asset value (NAV), the Fund generally values investments as follows:
        Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
        Shares of other mutual funds are valued based upon their reported NAVs.
        Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
        Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
        Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
        Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
        If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
      3

        Fair Valuation and Significant Events Procedures
        The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
        The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
        With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
        With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
        Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
        Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
        The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1 — quoted prices in active markets for identical securities
        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$14,611,877	$931,090	$ —	$15,542,967
International	3,335,788	—	—	3,335,788
Mutual Fund	679,226	—	—	679,226
Repurchase Agreement	—	747,000	—	747,000
TOTAL SECURITIES	$18,626,891	$1,678,090	$ —	$20,304,981
        The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock
      4

      Federated Market Opportunity Fund II

      Portfolio of Investments

      September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Common Stocks – 51.2%
		Consumer Discretionary – 0.6%
3,314		Greek Organization of Football Prognostics	85,449
		Consumer Staples – 6.8%
3,300		Archer-Daniels-Midland Co.	96,426
5,100	[1]	BJ's Wholesale Club, Inc.	184,722
2,100		Bunge Ltd.	131,481
2,600		Familymart Co.	83,707
2,700		Lawson, Inc.	125,428
8,000		Safeway, Inc.	157,760
7,200		Seven & I Holdings Co. Ltd.	172,450
		TOTAL	951,974
		Energy – 12.8%
5,000		Baker Hughes, Inc.	213,300
8,300		ENSCO International, Inc.	353,082
7,200		Enerplus Resources Fund	164,808
6,700		Noble Corp.	254,332
10,000		Patterson-UTI Energy, Inc.	151,000
17,900		Rowan Cos., Inc.	412,953
5,800	[1]	Unit Corp.	239,250
		TOTAL	1,788,725
		Health Care – 9.4%
5,000		Bristol-Myers Squibb Co.	112,600
3,300	[1]	Cephalon, Inc.	192,192
2,800	[1]	Genzyme Corp.	158,844
4,540		Novartis AG	227,153
7,300		Pharmaceutical Product Development, Inc.	160,162
2,900		Stryker Corp.	131,747
8,000		Takeda Pharmaceutical Co. Ltd.	333,315
		TOTAL	1,316,013
		Industrials – 1.2%
3,400		Secom Co. Ltd.	171,203
		Information Technology – 1.3%
700		Nintendo Corp. Ltd.	179,357
		Materials – 16.2%
8,000		Barrick Gold Corp.	303,200
3,500		Goldcorp, Inc., Class A	141,295
24,500		Harmony Gold Mining Co. Ltd., ADR	268,030
6,000	[1]	Intrepid Potash, Inc.	141,540
14,600		Kinross Gold Corp.	316,820
4,800		Newmont Mining Corp.	211,296
10,700	[1]	Pan American Silver Corp.	243,960
60,300		Yamana Gold, Inc.	645,813
		TOTAL	2,271,954

		Telecommunication Services – 2.9%
252		NTT DoCoMo, Inc.	402,571
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,487,074)	7,167,246
		Purchased Put Options – 8.1%
728	[1]	Consumer Discretionary Select Sector SPDR Fund, Strike Price $30, Expiration Date 1/16/2010	232,960
425	[1]	iShares Russell 2000 Index Fund, Strike Price $66, Expiration Date 1/16/2010	316,625
160	[1]	Midcap SPDR Trust Series 1, Strike Price $135, Expiration Date 1/16/2010	212,800
370	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $45, Expiration Date 1/16/2010	141,525
220	[1]	S&P Depositary Receipts Trust, Strike Price $115, Expiration Date 12/19/2009	234,300
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,531,594)	1,138,210
		U.S. Treasury – 10.6%
		U.S. Treasury Bonds – 10.6%
$500,000		United States Treasury Bond, 3.50%, 2/15/2039	453,125
1,000,000		United States Treasury Bond, 4.25%, 5/15/2039	1,034,844
		TOTAL	1,487,969
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,433,064)	1,487,969
		Closed-End Fund – 2.8%
29,500	[1]	Central Fund of Canada Ltd. (IDENTIFIED COST $335,419)	390,875
		Exchange-Traded Fund – 4.2%
23,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $580,254)	585,580
		Repurchase Agreements – 24.2%
$3,000,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110.	3,000,000
378,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,001,944 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2046 and the market value of those underlying securities was $1,026,510,600.	378,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	3,378,000
		TOTAL INVESTMENTS — 101.1% (IDENTIFIED COST $12,745,405)[2]	14,147,880
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[3]	(149,154)
		TOTAL NET ASSETS — 100%	$13,998,726

      1

        At September 30, 2009, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/8/2009	18,873,346 Japanese Yen	288,473 Singapore Dollar	$5,484
10/8/2009	288,473 Singapore Dollar	19,328,412 Japanese Yen	$(10,554)
10/2/2009	1,251,695 Norwegian Krone	219,000 Canadian Dollar	$12,153
10/7/2009	288,473 Singapore Dollar	220,985 Swiss Franc	$(8,473)
Contracts Sold:
10/2/2009	1,002,968 Canadian Dollar	$921,676	$(15,110)
10/2/2009	1,193,015 Canadian Dollar	$1,098,217	$(16,075)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(32,575)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
1	Non-income producing security.
2	At September 30, 2009, the cost of investments for federal tax purposes was $12,744,997. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $1,402,883. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,815,507 and net unrealized depreciation from investments for those securities having an excess of cost over value of $412,624.
3	Assets, other than investments in securities, less liabilities.
        Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
      2

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1  —  quoted prices in active markets for identical securities
        Level 2  —  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3  —  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$3,184,904	$ —	$ —	$3,184,904
International	3,982,342	—	—	3,982,342
Purchased Put Options	1,138,210	—	—	1,138,210
Debt Securities:
U.S. Treasury	—	1,487,969	—	1,487,969
Closed-End Fund	390,875	—	—	390,875
Exchange-Traded Fund	585,580	—	—	585,580
Repurchase Agreement	—	3,378,000	—	3,378,000
TOTAL SECURITIES	$9,281,911	$4,865,969	$ —	$14,147,880
OTHER FINANCIAL INSTRUMENTS*	$ —	$(32,575)	$ —	$(32,575)
*	Other financial instruments include foreign exchange contracts.
        The following acronym is used throughout this portfolio:
        ADR — American Depositary Receipt
        See Notes which are an integral part of the Financial Statements.
      3

      Investment Valuation

      In calculating its net asset value (NAV), the Fund generally values investments as follows:

        Equity securities (including shares of Exchange-Traded Funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
        Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
        Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
        Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
        Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
        Shares of other mutual funds are valued based upon their reported NAVs.

      If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

      Fair Valuation and Significant Events Procedures

      The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

        With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
        With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
        Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
        Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

      4

      Federated International Equity Fund II

      Portfolio of Investments

      September 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		Common Stocks – 95.6%
		Bermuda – 1.4%
		Diversified Financials – 1.4%
8,989		Invesco Ltd.	$204,590
		Canada – 6.4%
		Energy – 2.8%
14,800		Nexen, Inc.	336,461
2,000	[1]	Suncor Energy, Inc.	69,864
		TOTAL	406,325
		Insurance – 1.7%
8,200		Sun Life Financial Services of Canada	256,956
		Materials – 1.9%
3,100		Potash Corp. of Saskatchewan, Inc.	280,054
		TOTAL CANADA	943,335
		Finland – 1.9%
		Technology Hardware & Equipment – 1.9%
19,000		Nokia Oyj, Class A, ADR	277,780
		France – 5.1%
		Banks – 2.2%
770		BNP Paribas SA	61,522
770	[1]	BNP Paribas SA, Rights	1,668
3,350		Societe Generale, Paris	269,622
		TOTAL	332,812
		Capital Goods – 1.5%
2,990	[1]	Alstom	218,202
		Food, Beverage & Tobacco – 0.7%
1,350		Pernod-Ricard	107,211
		Insurance – 0.7%
3,600		AXA	97,459
		TOTAL FRANCE	755,684
		Germany, Federal Republic Of – 10.8%
		Automobiles & Components – 2.6%
7,780		Daimler AG	391,696
		Consumer Durables & Apparel – 1.1%
3,200		Adidas AG	169,374
		Materials – 3.0%
3,960		K&S AG	216,090
6,460		ThyssenKrupp AG	222,435
		TOTAL	438,525
		Pharmaceuticals, Biotechnology & Life Sciences – 3.1%
6,580		Bayer AG	455,925
		Software & Services – 1.0%
2,920		SAP AG	142,205
		TOTAL GERMANY, FEDERAL REPUBLIC OF	1,597,725

		Greece – 0.6%
		Banks – 0.6%
2,600		National Bank of Greece	93,215
		Hong Kong – 5.4%
		Banks – 2.2%
29,200		Dah Sing Financial Group	168,794
16,000		Wing Hang Bank Ltd.	157,934
		TOTAL	326,728
		Diversified Financials – 1.6%
13,000		Hong Kong Exchanges & Clearing Ltd.	235,676
		Real Estate – 1.6%
16,000		Sun Hung Kai Properties	236,179
		TOTAL HONG KONG	798,583
		Ireland – 3.5%
		Health Care Equipment & Services – 1.6%
5,400		Covidien PLC	233,604
		Machinery – 1.9%
9,300		Ingersoll-Rand PLC, Class A	285,231
		TOTAL IRELAND	518,835
		Italy – 1.7%
		Capital Goods – 1.7%
14,400		Finmeccanica SpA	254,552
		Japan – 6.0%
		Banks – 0.6%
2,500		Sumitomo Mitsui Financial Group, Inc.	87,172
		Capital Goods – 1.5%
11,800		Komatsu Ltd.	221,106
		Consumer Durables & Apparel – 0.8%
8,400		Panasonic Corp.	123,803
		Diversified Financials – 0.8%
24,000		Daiwa Securities Group, Inc.	123,790
		Food, Beverage & Tobacco – 2.3%
97		Japan Tobacco, Inc.	332,825
		TOTAL JAPAN	888,696
		Jersey Channel Isle – 1.0%
		Media – 1.0%
17,200		WPP PLC	147,612
		Luxembourg – 2.4%
		Materials – 2.4%
9,700	[1]	ArcelorMittal	362,669
		Mexico – 1.9%
		Materials – 1.0%
12,000		Cemex SA de C.V., ADR	155,040
		Media – 0.9%
7,000		Grupo Televisa SA, GDR	130,130
		TOTAL MEXICO	285,170
      1

		Netherlands – 2.6%
		Materials – 0.5%
1,200		Akzo Nobel NV	74,341
		Semiconductors & Semiconductor Equipment – 2.1%
10,700	[1]	ASM Lithography Holding NV	314,723
		TOTAL NETHERLANDS	389,064
		Norway – 3.3%
		Materials – 3.3%
16,600		Norsk Hydro ASA	110,473
11,900		Yara International ASA	374,547
		TOTAL NORWAY	485,020
		Portugal – 2.0%
		Energy – 2.0%
16,921		Galp Energia SGPS SA	292,679
		Russia – 1.6%
		Energy – 1.6%
10,200		Gazprom, GDR	237,150
		Singapore – 5.4%
		Banks – 2.6%
17,000		DBS Group Holdings Ltd.	160,267
19,000		United Overseas Bank Ltd.	226,330
		TOTAL	386,597
		Diversified Financials – 1.5%
38,000		Singapore Exchange Ltd.	227,140
		Real Estate – 1.3%
25,000		City Developments Ltd.	183,154
		TOTAL SINGAPORE	796,891
		Sweden – 3.4%
		Capital Goods – 2.3%
14,800		Assa Abloy AB, Class B	240,533
10,400		Volvo AB, Class B	96,222
		TOTAL	336,755
		Technology Hardware & Equipment – 1.1%
16,316	[1]	Telefonaktiebolaget LM Ericsson	163,831
		TOTAL SWEDEN	500,586
		Switzerland – 15.6%
		Capital Goods – 2.2%
16,100		ABB Ltd.	323,150
		Consumer Durables & Apparel – 1.3%
800		Swatch Group AG, Class B	188,439
		Diversified Financials – 3.5%
3,400		Julius Baer Holding Ltd., Zurich, Class B	169,787
18,900		UBS AG	345,974
		TOTAL	515,761
		Food, Beverage & Tobacco – 3.0%
10,350		Nestle SA	441,046
		Materials – 1.6%
327		Givaudan SA	245,179
      2

		Pharmaceuticals, Biotechnology & Life Sciences – 4.0%
2,350	[1]	Actelion Ltd.	145,925
2,775		Roche Holding AG	448,531
		TOTAL	594,456
		TOTAL SWITZERLAND	2,308,031
		Taiwan, Province Of China – 1.2%
		Semiconductors & Semiconductor Equipment – 1.2%
16,099		Taiwan Semiconductor Manufacturing Co., ADR	176,445
		United Kingdom – 11.7%
		Banks – 2.6%
15,900		Barclays PLC	94,019
24,640		HSBC Holdings PLC	281,950
		TOTAL	375,969
		Capital Goods – 1.1%
25,700		Cookson Group PLC	168,849
		Energy – 1.6%
3,400	[1]	Dana Petroleum PLC	76,181
16,480	[1]	Wellstream Holdings PLC	160,659
		TOTAL	236,840
		Food, Beverage & Tobacco – 3.5%
17,620		Imperial Tobacco Group PLC	509,122
		Health Care Equipment & Services – 1.8%
29,900		Smith & Nephew PLC	267,833
		Materials – 1.1%
11,200		Xstrata PLC	165,121
		TOTAL UNITED KINGDOM	1,723,734
		United States – 0.7%
		Food, Beverage & Tobacco – 0.7%
1,600		Bunge Ltd.	100,176
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,759,643)	14,138,222
		Preferred Stocks – 1.9%
		Germany, Federal Republic Of – 1.9%
		Health Care Equipment & Services – 1.9%
4,760		Fresenius SE, Pfd., €0.71 Annual Dividend (IDENTIFIED COST $259,277)	278,552
		Repurchase Agreement – 2.5%
$368,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009, under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	368,000
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $12,386,920)[2]	14,784,774
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[3]	846
		TOTAL NET ASSETS — 100%	$14,785,620
      3

        At September 30, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation (Depreciation)
ContractsPurchased:
10/5/2009	47,165 Swiss Francs	$45,522	$(9)
Contracts Sold:
10/5/2009	43,958 Pound Sterling	$70,294	$42
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$33
        Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
        Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
        Investment Valuation
        In calculating its net asset value (NAV), the Fund generally values investments as follows:
        If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
        Fair Valuation and Significant Events Procedures
        The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
        The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
      4

        The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1 — quoted prices in active markets for identical securities
        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$100,176	$ —	$ —	$100,176
International	14,316,598	—	—	14,316,598
Repurchase Agreement	—	368,000	—	368,000
TOTAL SECURITIES	$14,416,774	$368,000	$ —	$14,784,774
        The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
      5

      Federated Fund for U.S. Government Securities II

      Portfolio of Investments

      September 30, 2009 (unaudited)

Principal Amount			Value
		U.S. Treasury obligations – 12.0%
$1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	$2,160,328
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,254,219
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	521,093
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,349,348
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,558,133
4,400,000		United States Treasury Notes, 0.875%, 4/30/2011 — 5/31/2011	4,412,090
3,000,000	[1]	United States Treasury Notes, 1.875%, 6/15/2012	3,047,553
6,000,000	[1]	United States Treasury Notes, 2.250%, 5/31/2014	6,019,632
13,000,000	[1]	United States Treasury Notes, 2.625%, 6/30/2014	13,235,043
3,000,000		United States Treasury Notes, 3.250%, 5/31/2016	3,073,831
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,723,144
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $40,147,032)	42,354,414
		Government Agencies – 16.0%
7,000,000		Federal Farm Credit System, 5.150%, 12/6/2010	7,388,001
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,304,211
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 — 12/7/2028	7,820,188
8,500,000		Federal Home Loan Bank System, 1.625%, 1/21/2011 — 7/27/2011	8,611,577
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,371,682
5,000,000		Federal Home Loan Mortgage Corp., 2.000%, 4/27/2012	5,047,231
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,570,529
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	92,392
5,000,000		Federal National Mortgage Association, 3.000%, 9/29/2014	5,014,774
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,913,368
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,064,239
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	12,112,269
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $53,598,106)	56,310,461
		Mortgage-Backed Securities – 59.2%
		Federal Home Loan Mortgage Corp. – 31.0%
20,121,519	[2]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 — 11/1/2039	20,675,654
26,122,066	[2]	Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 — 10/1/2039	27,248,016
43,737,574	[2]	Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 — 10/1/2039	45,919,654
10,929,082		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 — 7/1/2037	11,590,758
1,241,471		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 — 5/1/2031	1,340,894
1,673,498		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 — 4/1/2032	1,833,562
138,194		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 — 1/1/2031	151,810
20,452		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	22,944
11,596		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 — 5/1/2025	13,166
		TOTAL	108,796,458
		Federal National Mortgage Association – 18.4%
5,745,784	[2]	Federal National Mortgage Association, 4.500%, 12/1/2019 — 10/1/2024	5,994,814
8,780,972	[2]	Federal National Mortgage Association, 5.000%, 10/1/2024 — 11/1/2035	9,142,168
23,642,061		Federal National Mortgage Association, 5.500%, 11/1/2021 — 4/1/2036	24,863,525

$21,424,477		Federal National Mortgage Association, 6.000%, 5/1/2014 — 3/1/2038	22,716,833
996,976		Federal National Mortgage Association, 6.500%, 6/1/2029 — 11/1/2035	1,075,703
818,232		Federal National Mortgage Association, 7.000%, 3/1/2015 — 4/1/2032	896,212
103,721		Federal National Mortgage Association, 7.500%, 5/1/2015 — 8/1/2031	113,627
30,653		Federal National Mortgage Association, 8.000%, 7/1/2030	34,108
		TOTAL	64,836,990
		Government National Mortgage Association – 9.8%
10,000,000	[2]	Government National Mortgage Association, 4.500%, 10/15/2039	10,151,661
2,846,287		Government National Mortgage Association, 5.000%, 7/15/2034	2,968,873
2,636,958		Government National Mortgage Association, 5.500%, 5/20/2035	2,787,450
15,813,487		Government National Mortgage Association, 6.000%, 4/15/2032 — 7/20/2038	16,738,376
1,534,794		Government National Mortgage Association, 6.500%, 12/15/2023 — 5/15/2032	1,656,672
77,022		Government National Mortgage Association, 7.500%, 10/15/2026 — 3/20/2030	84,165
3,388		Government National Mortgage Association, 8.000%, 4/15/2030	3,753
47,049		Government National Mortgage Association, 9.500%, 11/15/2016	52,953
		TOTAL	34,443,903
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $195,337,915)	208,077,351
		Collateralized Mortgage Obligations – 12.8%
3,255,712		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,697,330
1,848,845		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,774,668
1,607,791		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	1,691,897
5,813,383		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.593%, 4/15/2036	5,725,992
2,838,067		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.553%, 6/15/2036	2,795,111
4,003,417		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.623%, 7/15/2036	3,960,287
1,137,478		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.643%, 8/15/2036	1,122,601
3,868,302		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 0.543%, 1/15/2037	3,798,752
732,778		Federal National Mortgage Association REMIC 2005-63 FC, 0.496%, 10/25/2031	717,907
1,256,306		Federal National Mortgage Association REMIC 2006-43 FL, 0.646%, 6/25/2036	1,238,768
3,637,172		Federal National Mortgage Association REMIC 2006-58 FP, 0.546%, 7/25/2036	3,577,120
4,495,546		Federal National Mortgage Association REMIC 2006-81 FB, 0.596%, 9/25/2036	4,425,171
4,855,746		Federal National Mortgage Association REMIC 2006-85 PF, 0.626%, 9/25/2036	4,756,958
1,526,051		Federal National Mortgage Association REMIC 2006-93 FM, 0.626%, 10/25/2036	1,499,242
279,806		Federal National Mortgage Association REMIC 361 1, PO STRIP, 0.000%, 10/1/2035	246,130
1,243,124		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,121,372
1,881,036		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.446%, 5/19/2047	949,288
3,020,362		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,401,717
1,625,324		Washington Mutual 2006-AR1, Class 2A1B, 1.971%, 1/25/2046	617,532
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $48,756,116)	45,117,843
		CoMMERCIAL Mortgage-BACKED SECURITIES – 3.8%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	2,975,764
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,804,833
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,264,374
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,188,926
      1

$3,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	$2,981,489
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,880,871)	13,215,386
		fdic gUARANTEED dEBT – 4.2%
5,000,000		Citibank NA, 1.375%, 8/10/2011	5,028,636
4,600,000		Citibank NA, 1.500%, 7/12/2011	4,641,985
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	5,188,221
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $14,734,700)	14,858,842
		Repurchase Agreements – 8.9%
2,940,000	[3]	Interest in $4,995,000 joint repurchase agreement 0.17%, dated 9/21/2009 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $4,995,708 on 10/21/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/25/2019 and the market value of that underlying security was $5,095,141 (segregated pending settlement of dollar-roll transactions).	2,940,000
22,816,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110 (purchased with proceeds from securities lending collateral).	22,816,000
5,359,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110.	5,359,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	31,115,000
		TOTAL INVESTMENTS — 116.9% (IDENTIFIED COST $397,569,740)[4]	411,049,297
		OTHER ASSETS AND LIABILITIES - NET — (16.9)%[5]	(59,512,116)
		TOTAL NET ASSETS — 100%	$351,537,181
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
        As of September 30, 2009, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$22,302,228	$22,816,000
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase agreement is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At September 30, 2009, the cost of investments for federal tax purposes was $397,569,740. The net unrealized appreciation of investments for federal tax purposes was $13,479,557. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,192,418 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,712,861.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions, as well as loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
        Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
      2

        Investment Valuation
        In calculating its net asset value (NAV), the Fund generally values investments as follows:
        Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
        Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
        Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
        Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
        Shares of other mutual funds are valued based upon their reported NAVs.
        If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
        Fair Valuation and Significant Events Procedures
        The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
        The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
        With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
        Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
        Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
        The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
      3

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1 — quoted prices in active markets for identical securities
        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury Obligations	$ —	$42,354,414	$ —	$42,354,414
Government Agencies	—	56,310,461	—	56,310,461
Mortgage-Backed Securities	—	208,077,351	—	208,077,351
Collateralized Mortgage Obligations	—	45,117,843	—	45,117,843
Commercial Mortgage-Backed Securities	—	13,215,386	—	13,215,386
FDIC Guaranteed Debt	—	14,858,842	—	14,858,842
Repurchase Agreements	—	31,115,000	—	31,115,000
TOTAL SECURITIES	$ —	$411,049,297	$ —	$411,049,297
        The following acronyms are used throughout this portfolio:
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
      4

      Federated Mid Cap Growth Strategies Fund II

      Portfolio of Investments

      September 30, 2009 (unaudited)

Shares or Principal Amount			Value
		Common Stocks – 95.8%
		Consumer Discretionary – 16.4%
5,300		Advance Auto Parts, Inc.	208,184
1,300	[1]	Apollo Group, Inc., Class A	95,771
8,200	[1]	Bed Bath & Beyond, Inc.	307,828
5,000		BorgWarner, Inc.	151,300
8,600	[1]	Coach, Inc.	283,112
3,200		Darden Restaurants, Inc.	109,216
5,800	[1]	Gymboree Corp.	280,604
7,600	[1]	Kohl's Corp.	433,580
4,300		Magna International, Inc., Class A	182,836
2,700		Nordstrom, Inc.	82,458
5,500		Penney (J.C.) Co., Inc.	185,625
10,300		TJX Cos., Inc.	382,645
28,060		Wendy's / Arby's Group, Inc.	132,724
2,700		Yum! Brands, Inc.	91,152
		TOTAL	2,927,035
		Consumer Staples – 3.9%
10,900		Avon Products, Inc.	370,164
2,700		Clorox Corp.	158,814
4,300		H.J. Heinz Co.	170,925
		TOTAL	699,903
		Energy – 7.5%
26,400	[1]	Advantage Oil & Gas Ltd.	185,592
4,804	[1]	Alpha Natural Resources, Inc.	168,620
2,500	[1]	Cameron International Corp.	94,550
3,000	[1]	Concho Resources, Inc.	108,960
3,900		Murphy Oil Corp.	224,523
4,694	[1]	Petrohawk Energy Corp.	113,642
3,100		Smith International, Inc.	88,970
2,900	[1]	Southwestern Energy Co.	123,772
4,100	[1]	Whiting Petroleum Corp.	236,078
		TOTAL	1,344,707
		Financials – 4.9%
6,400		Annaly Capital Management, Inc.	116,096
500		Goldman Sachs Group, Inc.	92,175
1,200	[1]	InterContinentalExchange, Inc.	116,628
9,851		Invesco Ltd.	224,209
3,300		Northern Trust Corp.	191,928
2,800		T. Rowe Price Group, Inc.	127,960
		TOTAL	868,996
		Health Care – 11.7%
3,100	[1]	Cephalon, Inc.	180,544
2,400	[1]	Forest Laboratories, Inc., Class A	70,656
23,900	[1]	Health Management Association, Class A	179,011

2,500	[1]	Illumina, Inc.	106,250
2,231		Life Technologies, Inc.	103,853
3,100	[1]	Medco Health Solutions, Inc.	171,461
9,800	[1]	Momenta Pharmaceuticals, Inc.	103,978
6,200	[1]	Myriad Genetics, Inc.	169,880
7,200	[1]	Regeneron Pharmaceuticals, Inc.	138,960
21,500	[1]	Seattle Genetics, Inc.	301,645
1,700		Talecris Biotherapeutic Holding Corp.	32,300
2,400		Universal Health Services, Inc., Class B	148,632
4,600	[1]	Vertex Pharmaceuticals, Inc.	174,340
9,700	[1]	Xenoport, Inc.	205,931
		TOTAL	2,087,441
		Industrials – 14.9%
6,600		AMETEK, Inc.	230,406
4,600		C.H. Robinson Worldwide, Inc.	265,650
7,600		Expeditors International Washington, Inc.	267,140
1,900		Flowserve Corp.	187,226
4,500		Fluor Corp.	228,825
5,900	[1]	Foster Wheeler AG	188,269
6,500		Harsco Corp.	230,165
1,600	[1]	Jacobs Engineering Group, Inc.	73,520
3,900		Precision Castparts Corp.	397,293
8,500		Roper Industries, Inc.	433,330
2,400		SPX Corp.	147,048
		TOTAL	2,648,872
		Information Technology – 25.8%
13,800	[1]	Activision Blizzard, Inc.	170,982
9,500	[1]	Agilent Technologies, Inc.	264,385
11,900		Altera Corp.	244,069
13,000	[1]	Amdocs Ltd.	349,440
5,300		Analog Devices, Inc.	146,174
500	[1]	Apple, Inc.	92,685
14,000	[1]	Broadcom Corp.	429,660
7,600	[1]	Citrix Systems, Inc.	298,148
12,100	[1]	Cognizant Technology Solutions Corp.	467,786
11,200	[1]	Electronic Arts, Inc.	213,360
7,000	[1]	FLIR Systems, Inc.	195,790
12,600	[1]	Juniper Networks, Inc.	340,452
5,000		KLA-Tencor Corp.	179,300
6,300		Linear Technology Corp.	174,069
18,300	[1]	Marvell Technology Group Ltd.	296,277
5,600	[1]	McAfee, Inc.	245,224
14,800	[1]	NVIDIA Corp.	222,444
4,700		Western Union Co.	88,924
7,600		Xilinx, Inc.	177,992
		TOTAL	4,597,161
      1

		Materials – 9.3%
8,069		Alcoa, Inc.	105,865
2,100		CF Industries Holdings, Inc.	181,083
7,656		Cliffs Natural Resources, Inc.	247,748
10,200	[1]	Crown Holdings, Inc.	277,440
5,200		Lubrizol Corp.	371,592
7,200	[1]	Pactiv Corp.	187,560
8,800	[1]	Thompson Creek Metals Co., Inc.	106,216
3,900		United States Steel Corp.	173,043
		TOTAL	1,650,547
		Telecommunication Services – 1.0%
5,900	[1]	Crown Castle International Corp.	185,024
		Utilities – 0.4%
2,600		Atmos Energy Corp.	73,268
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,951,004)	17,082,954
		EXCHANGE-TRADED MUTUAL FUNDS – 3.1%
7,526	[2]	iShares MSCI Emerging Market Fund	292,837
5,984		iShares S&P Latin American 40 Index Fund	256,773
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $474,709)	549,610
		Repurchase Agreements – 2.4%
$148,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110.	148,000
296,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110 (purchased with proceeds from securities lending collateral).	296,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	444,000
		TOTAL INVESTMENTS — 101.3% (IDENTIFIED COST $14,869,713)[3]	$18,076,564
		OTHER ASSETS AND LIABILITIES - NET — (1.3)%[4]	(235,601)
		TOTAL NET ASSETS — 100%	$17,840,963
1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
        As of September 30, 2009, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$291,825	$296,000
3	At September 30, 2009, the cost of investments for federal tax purposes was $14,869,713. The net unrealized appreciation of investments for federal tax purposes was $3,206,851. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,343,698 and net unrealized depreciation from investments for those securities having an excess of cost over value of $136,847.
4	Assets, other than investments in securities, less liabilities..
        Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
      2

        Investment Valuation
        In calculating its net asset value (NAV), the Fund generally values investments as follows:
        Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
        Shares of other mutual funds are valued based upon their reported NAVs.
        Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
        Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
        Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
        Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
        If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
        Fair Valuation and Significant Events Procedures
        The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
        The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
        With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
        With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
        Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
        Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
        The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
      3

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1 — quoted prices in active markets for identical securities
        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,532,839	$ —	$ —	$1,532,839
International	$15,550,115	$ —	$ —	$15,550,115
Exchange-Traded Mutual Funds	$549,610	$ —	$ —	$549,610
Repurchase Agreements	$ —	$444,000	$ —	$444,000
TOTAL SECURITIES	$17,632,564	$444,000	$ —	$18,076,564

      4

Item 2.	Controls and Procedures

      (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act—) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

      (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

      SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/s/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date	November 19, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JOHN B. FISHER
John B. Fisher
Principal Executive Officer

Date	November 19, 2009

By	/s/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date	November 19, 2009